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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file         811-07701
number
-----------------------------------------------------------------

                       GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT,06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 03/31/07
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

GE LifeStyle Funds


GE STRATEGY FUNDS
-----------------------------
GE CONSERVATIVE STRATEGY FUND

GE MODERATE STRATEGY FUND

GE AGGRESSIVE STRATEGY FUND



Semi-Annual Report



MARCH 31, 2007

[GE LOGO OMITTED]

GE LifeStyle Funds
--------------------------------------------------------------------------------


Table of Contents

NOTES TO PERFORMANCE .......................................................   1


PERFORMANCE SUMMARY

     GE Conservative Strategy Fund .........................................   2

     GE Moderate Strategy Fund .............................................   5

     GE Aggressive Strategy Fund ...........................................   8

     Portfolio Management Team .............................................  11


FINANCIAL STATEMENTS

     Financial Highlights ..................................................  12


     Statements of Net Assets ..............................................  14


     Statements of Operations ..............................................  17


     Statements of Changes in Net Assets ...................................  18


     Notes to Financial Statements .........................................  19


ADVISORY AGREEMENT RENEWAL .................................................  26


ADDITIONAL INFORMATION .....................................................  29


INVESTMENT TEAM ............................................................  32



This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied with or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

Notes to Performance                                  March 31, 2007 (unaudited)
--------------------------------------------------------------------------------


Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geam.com for performance information as of the most recent month end.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis. This agreement is effective until January 29, 2008. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future.

           OTHER OPERATING EXPENSE LIMITS OF THE UNDERLYING GE FUNDS*
      ---------------------------------------------------------------------
           GE U.S. Equity Fund                                  0.30%
           GE Fixed Income Fund                                 0.20%
           GE International Equity Fund                         0.70%
           GE Small-Cap Equity Fund                             0.39%

* OTHER OPERATING EXPENSES, AFTER REIMBURSEMENT (IF ANY), WILL NOT EXCEED THE LIMITS SHOWN IN THE TABLE ABOVE FOR THE PERIOD ENDING MARCH 31, 2007. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.

Additional information about the expense limitations is contained in Footnote 3 to the Financial Statements.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government and their prices will fluctuate with market conditions.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

GE Conservative Strategy Fund                   Performance Summary  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

            GE CONSERVATIVE       MSCI                       LB AGGREGATE       90 DAY        RUSSELL         COMPOSITE
             STRATEGY FUND    EAFE INDEX    S&P 500 INDEX     BOND INDEX        T-BILL       2000 INDEX        INDEX (C)
1/5/98         $10000.00      $10000.00      $10000.00         $10000.00      $10000.00      $10000.00        $10000.00
09/98           10320.00        9944.75       10609.12          10832.19       10377.94        8380.56         10572.47
09/99           11396.97       13023.05       13559.15          10792.55       10851.30        9971.26         11822.26
09/00           12563.31       13437.18       15354.87          11547.00       11476.10       12318.86         12942.22
09/01           12176.79        9582.02       11261.50          13042.68       11995.89        9713.94         12099.91
09/02           11736.91        8094.04        8954.02          14163.88       12209.16        8820.15         11643.20
09/03           12939.66       10199.16       11142.38          14930.11       12347.68       12044.49         13347.63
09/04           13909.64       12451.23       12688.16          15479.25       12485.90       14305.21         14602.13
09/05           14979.15       15662.99       14242.64          15911.91       12828.33       16865.50         15905.91
09/06           16110.80       18664.13       15780.23          16495.95       13414.12       18537.03         17177.03
03/07           17037.22       21435.91       16945.34          16951.31       13747.22       20579.25         18197.98


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/07*
------------------------------------------------------------
                                     TARGET         ACTUAL
GE Fixed Income Fund                  53.0%          50.0%
GE U.S. Equity Fund                   28.0%          29.2%
GE International Equity Fund          12.0%          12.6%
GE Small-Cap Equity Fund               5.0%           5.0%
Other                                  2.0%           3.2%
------------------------------------------------------------
Total                                100.0%         100.0%
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2007
-------------------------------------------------------------------------------------------------------------
                                                                                             ENDING VALUE
                                     SIX            ONE          FIVE           SINCE        OF A $10,000
                                   MONTHS          YEAR          YEAR         INCEPTION       INVESTMENT
-------------------------------------------------------------------------------------------------------------
GE CONSERVATIVE
   STRATEGY FUND                    5.75%          8.70%         5.93%          5.94%         $17,037
MSCI EAFE INDEX                    14.85%         20.20%        15.78%          8.59%         $21,436
S&P 500 INDEX                       7.38%         11.83%         6.27%          5.87%         $16,945
LB AGGREGATE BOND INDEX             2.76%          6.59%         5.35%          5.87%         $16,951
90 DAY T-BILL                       2.48%          4.99%         2.57%          3.50%         $13,747
RUSSELL 2000 INDEX                 11.02%          5.90%        10.95%          8.11%         $20,579
COMPOSITE INDEX (C)**               5.90%          9.66%         7.35%          6.69%         $18,198

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


The GE LifeStyle Conservative Strategy Fund returned 5.75% for the six-month period ended March 31, 2007. The Fund's Composite Index returned 5.90% and the Lipper peer group of 452 Mixed-Asset Target Allocation Moderate Funds returned 6.45% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund strategically allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy and is structured with a conservative target weighting in equities relative to fixed income. Approximately 45% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to large-cap core equities and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 53% of the Fund is allocated to fixed income securities and 2% is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the six-month period, the Fund benefited from the Tactical Asset Allocation Committee's decision to overweight equities and underweight fixed income. The U.S. equity allocation within the Fund underperformed against its benchmark, primarily driven by the healthcare sector and underweights in materials and telecommunications, two of the period's top performing areas. This was partially offset by strength in the industrials, utilities and consumer discretionary sectors of the Fund's holdings. Within healthcare, Amgen suffered price contraction amid off-label use of its anemia drugs, and pulling Vectabix from a cancer study. Nevertheless, we continue to remain overweight in Amgen given its strong product pipeline. Within telecommunications, AT&T (+23.6%) returned stellar results but detracted from performance due to underweight versus the benchmark. Our AT&T underweight is due to our continued believe that cable companies will ultimately be more successful in taking market share from phone companies as digital media expands. Finally within consumer staples, PepsiCo further detracted from performance. However given PepsiCo's history of consistent double-digit earnings growth, we are comfortable with this high quality

GE Conservative Strategy Fund                   Performance Summary  (unaudited)
--------------------------------------------------------------------------------


consumer staples company. Within industrials, the Fund's core holdings benefited from strong secular growth trends, i.e. Eaton's (+22.7%), Deere (+30.6%), ABB (+30.4%) and Constellation Energy Group (+48.5%) as well as our media holdings such as standouts Liberty Media-Capital (+32.3%), Liberty Global (+22.3%) and Cablevision Systems (+29.0%).

The U.S. equity small-cap allocation outperformed its benchmark over the period. During the fourth quarter of 2006, the market was led by the REITs and utilities sector, which negatively impacted Fund performance as the securities in these sectors generally do not meet our criteria for investment. Nevertheless, the first quarter of 2007 benefited from a strong fourth quarter 2006 earnings reports from most of the companies held by the Fund. Many of those stocks, particularly securities in economically sensitive sectors, had underperformed in the fourth quarter due to market fear of decelerating earnings. However, the fourth quarter's weakness in such economically-sensitive securities reversed itself in the first quarter of 2007. The Fund continued to remain invested in companies with greater consistency in earnings growth, high return-on-invested capital, and increasing free cash-flow generation. The Fund's largest positive influence came from strong stock selection in the energy and financials sectors. The Fund's energy securities outperformed those of the benchmark's sector by over 20%, which delivered over +100 bps of value relative to the Index. Sector returns in healthcare lagged those of the benchmark in the fourth quarter, which created the largest drag on Fund performance other than that of cash during the six-month period. However, similar to the turnaround experienced by energy and financials, our healthcare holdings improved substantially in the first quarter of 2007.

The international equity allocation within the Fund produced very strong returns for the six-month period ending March 31, 2007, coming in right with the MSCI EAFE Index at 14.85% for the same period. Additionally, the Fund benefited from the Tactical Asset Allocation Committee's decision to overweight international equities based on robust cash generation in the Fund's holdings, helped by global demand, low interest rates, resurgent growth in hitherto lagging economies (Japan and Europe) and a strong M&A environment taking advantage of equity valuations that look attractive compared to debt. Volatility, however, in commodity and stock prices remained a feature of the markets, largely based on concerns about liquidity. The booming economies of China and India have encouraged local authorities to raise both rates and reserve requirements in a bid to avoid inflation. In the G7 economies, several central banks have similarly raised rates. Mounting losses in the sub-prime mortgage markets in the US have raised concerns about contagion elsewhere in the banking system, at home and abroad. Tensions in the Middle East continued to dictate short-term price movements in oil and gas prices. Positive contributions came from holdings in energy, materials (mining stocks and chemicals), financials (real estate) and telecom services (in developing markets). Of particular note were CVRD (Brazil) and Potash Corp (Canada) in the materials sector and Mitsubishi Estates (Japan) and Capitaland (Singapore) in real estate. Some negative contribution came from holdings in IT and consumer stocks, notably Nidec Corp (Japan - hard disc drive motors) and Samsung Electronics (Korea).

The fixed income allocation within the Fund outperformed its benchmark for the six-month period. Fund performance was most positively impacted by the exposure to high yield and emerging market bonds. These sectors each returned in excess of 6% versus a benchmark return of 2.8%. Duration positioning also added to Fund performance, especially in February as rates fell in a flight to quality set off by a large drop in Chinese equities. U.S. interest rates moved up and down within a 50 basis point range, mostly reacting to investor expectations around the Federal Reserve rate policy, but finished the six-month period ending March 31, 2007 little changed. The yield curve steepened between 2-year (down 10 bps) and 10-year notes (up 1 bp) to a positive slope of 7 bps after being negative since August 2006. The Federal Reserve left its target for fed funds unchanged at 5.25%, and raised investor hopes for rate cuts when the Federal Open Market Committee (FOMC) omitted the reference to "additional firming" in its March 20/21 statement. The market's interpretation of Fed neutrality was quieted when Chairman Bernanke later, in testimony to Congress, emphasized the committees main concern is still inflation. Non-investment grade sectors outperformed during the period with high yield returning nearly 7% and emerging markets returning 6.3%. Asset-backed securities backed by sub-prime collateral (2.4%) lagged other sectors other than treasuries, which returned 2.2%.

GE Conservative Strategy Fund Understanding Your Fund's Expenses As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period.
The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2006 - MARCH 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,057.50                        1.03
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.65                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 1, 2006 - MARCH 31, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED MARCH 31, 2007 WAS 5.75%.


See Notes to Financial Statements.

GE Moderate Strategy Fund                       Performance Summary  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

              GE MODERATE        MSCI                        LB AGGREGATE       90 DAY        RUSSELL         COMPOSITE
             STRATEGY FUND    EAFE INDEX    S&P 500 INDEX     BOND INDEX        T-BILL       2000 INDEX        INDEX (M)
1/5/98         $10000.00      $10000.00      $10000.00         $10000.00      $10000.00      $10000.00        $10000.00
09/98           10220.00        9944.75       10609.12          10832.19       10377.94        8380.56         10136.00
09/99           11857.11       13023.05       13559.15          10792.55       10851.30        9971.26         11970.54
09/00           13077.76       13437.18       15354.87          11547.00       11476.10       12318.86         13228.80
09/01           11766.50        9582.02       11261.50          13042.68       11995.89        9713.94         11265.44
09/02           10799.94        8094.04        8954.02          14163.88       12209.16        8820.15         10370.74
09/03           12171.59       10199.16       11142.38          14930.11       12347.68       12044.49         12501.98
09/04           13413.75       12451.23       12688.16          15479.25       12485.90       14305.21         14092.63
09/05           14889.47       15662.99       14242.64          15911.91       12828.33       16865.50         15807.63
09/06           16285.18       18664.13       15780.23          16495.95       13414.12       18537.03         17383.50
03/07           17449.47       21435.91       16945.34          16951.31       13747.22       20579.25         18719.05


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/07*
--------------------------------------------------------------------------------
                                     TARGET         ACTUAL
                                     ------         ------
GE U.S. Equity Fund                   33.0%          35.0%
GE Fixed Income Fund                  34.0%          33.2%
GE International Equity Fund          20.0%          19.8%
GE Small-Cap Equity Fund              12.0%          11.2%
Other                                  1.0%           0.8%
--------------------------------------------------------------------------------
Total                                100.0%         100.0%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2007
--------------------------------------------------------------------------------------------------------------
                                                                                             ENDING VALUE
                                     SIX            ONE          FIVE           SINCE        OF A $10,000
                                   MONTHS          YEAR          YEAR         INCEPTION       INVESTMENT
--------------------------------------------------------------------------------------------------------------
GE MODERATE
   STRATEGY FUND                    7.15%          9.33%         6.48%          6.21%         $17,449
MSCI EAFE INDEX                    14.85%         20.20%        15.78%          8.59%         $21,436
S&P 500 INDEX                       7.38%         11.83%         6.27%          5.87%         $16,945
LB AGGREGATE BOND INDEX             2.76%          6.59%         5.35%          5.87%         $16,951
90 DAY T-BILL                       2.48%          4.99%         2.57%          3.50%         $13,747
RUSSELL 2000 INDEX                 11.02%          5.90%        10.95%          8.11%         $20,579
COMPOSITE INDEX (M)**               7.69%         11.02%         8.69%          7.01%         $18,719

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


The GE LifeStyle Moderate Strategy Fund returned 7.15% for the six-month period ended March 31, 2007. The Fund's Composite Index returned 7.69% and the Lipper peer group of 640 Mixed-Asset Target Allocation Growth Funds returned 7.01% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund strategically allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy and is structured with a moderate target weighting in equities relative to fixed income. Approximately 65% of the Fund is allocated to equities. U.S. Equities account for 45% of the Fund, with 33% allocated to large-cap core equities and 12% to small-cap equities. Core international equities comprise 20% of the Fund. Approximately 34% of the Fund is allocated to fixed income securities and 1% is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the six-month period, the Fund benefited from the Tactical Asset Allocation Committee's decision to overweight equities and underweight fixed income. The U.S. equity allocation within the Fund underperformed against its benchmark, primarily driven by the healthcare sector and underweights in materials and telecommunications, two of the period's top performing areas. This was partially offset by strength in the industrials, utilities and consumer discretionary sectors of the Fund's holdings. Within healthcare, Amgen suffered price contraction amid off-label use of its anemia drugs, and pulling Vectabix from a cancer study. Nevertheless, we continue to remain overweight in Amgen given its strong product pipeline. Within telecommunications, AT&T (+23.6%) returned stellar results but detracted from performance due to underweight versus the benchmark. Our AT&T underweight is due to our continued believe that cable companies will ultimately be more successful in taking market share from phone companies as digital media expands. Finally within consumer staples, PepsiCo further detracted from performance. However given PepsiCo's history of consistent double-digit earnings growth, we are comfortable with this high quality

GE Moderate Strategy Fund                       Performance Summary  (unaudited)
--------------------------------------------------------------------------------


consumer staples company. Within industrials, the Fund's core holdings benefited from strong secular growth trends, i.e. Eaton's (+22.7%), Deere (+30.6%), ABB (+30.4%) and Constellation Energy Group (+48.5%) as well as our media holdings such as standouts Liberty Media-Capital (+32.3%), Liberty Global (+22.3%) and Cablevision Systems (+29.0%).

The U.S. equity small-cap allocation outperformed its benchmark over the period. During the fourth quarter of 2006, the market was led by the REITs and utilities sector, which negatively impacted Fund performance as the securities in these sectors generally do not meet our criteria for investment. Nevertheless, the first quarter of 2007 benefited from a strong fourth quarter 2006 earnings reports from most of the companies held by the Fund. Many of those stocks, particularly securities in economically sensitive sectors, had underperformed in the fourth quarter due to market fear of decelerating earnings. However, the fourth quarter's weakness in such economically-sensitive securities reversed itself in the first quarter of 2007. The Fund continued to remain invested in companies with greater consistency in earnings growth, high return-on-invested capital, and increasing free cash-flow generation. The Fund's largest positive influence came from strong stock selection in the energy and financials sectors. The Fund's energy securities outperformed those of the benchmark's sector by over 20%, which delivered over +100 bps of value relative to the Index. Sector returns in healthcare lagged those of the benchmark in the fourth quarter, which created the largest drag on Fund performance other than that of cash during the six-month period. However, similar to the turnaround experienced by energy and financials, our healthcare holdings improved substantially in the first quarter of 2007.

The international equity allocation within the Fund produced very strong returns for the six-month period ending March 31, 2007, coming in right with the MSCI EAFE Index at 14.85% for the same period. Additionally, the Fund benefited from the Tactical Asset Allocation Committee's decision to overweight international equities based on robust cash generation in the Fund's holdings, helped by global demand, low interest rates, resurgent growth in hitherto lagging economies (Japan and Europe) and a strong M&A environment taking advantage of equity valuations that look attractive compared to debt. Volatility, however, in commodity and stock prices remained a feature of the markets, largely based on concerns about liquidity. The booming economies of China and India have encouraged local authorities to raise both rates and reserve requirements in a bid to avoid inflation. In the G7 economies, several central banks have similarly raised rates. Mounting losses in the sub-prime mortgage markets in the US have raised concerns about contagion elsewhere in the banking system, at home and abroad. Tensions in the Middle East continued to dictate short-term price movements in oil and gas prices. Positive contributions came from holdings in energy, materials (mining stocks and chemicals), financials (real estate) and telecom services (in developing markets). Of particular note were CVRD (Brazil) and Potash Corp (Canada) in the materials sector and Mitsubishi Estates (Japan) and Capitaland (Singapore) in real estate. Some negative contribution came from holdings in IT and consumer stocks, notably Nidec Corp (Japan - hard disc drive motors) and Samsung Electronics (Korea).

The fixed income allocation within the Fund outperformed its benchmark for the six-month period. Fund performance was most positively impacted by the exposure to high yield and emerging market bonds. These sectors each returned in excess of 6% versus a benchmark return of 2.8%. Duration positioning also added to Fund performance, especially in February as rates fell in a flight to quality set off by a large drop in Chinese equities. U.S. interest rates moved up and down within a 50 basis point range, mostly reacting to investor expectations around the Federal Reserve rate policy, but finished the six-month period ending March 31, 2007 little changed. The yield curve steepened between 2-year (down 10 bps) and 10-year notes (up 1 bp) to a positive slope of 7 bps after being negative since August 2006. The Federal Reserve left its target for fed funds unchanged at 5.25%, and raised investor hopes for rate cuts when the Federal Open Market Committee (FOMC) omitted the reference to "additional firming" in its March 20/21 statement. The market's interpretation of Fed neutrality was quieted when Chairman Bernanke later, in testimony to Congress, emphasized the committees main concern is still inflation. Non-investment grade sectors outperformed during the period with high yield returning nearly 7% and emerging markets returning 6.3%. Asset-backed securities backed by sub-prime collateral (2.4%) lagged other sectors other than treasuries, which returned 2.2%.

GE Moderate Strategy Fund                     Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2006 - MARCH 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,071.49                        1.04
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.65                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.20% (from period October 1, 2006 - March 31, 2007), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period).

** Actual Fund Return for six-month period ended March 31, 2007 was 7.15%.

See Notes to Financial Statements.

GE Aggressive Strategy Fund                     Performance Summary  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

             GE AGGRESSIVE       MSCI                        LB AGGREGATE       90 DAY        RUSSELL         COMPOSITE
             STRATEGY FUND    EAFE INDEX    S&P 500 INDEX     BOND INDEX        T-BILL       2000 INDEX        INDEX (M)
1/5/98         $10000.00      $10000.00      $10000.00         $10000.00      $10000.00      $10000.00        $10000.00
09/98           10150.00        9944.75       10609.12          10832.19       10377.94        8380.56          9764.43
09/99           12267.54       13023.05       13559.15          10792.55       10851.30        9971.26         12027.46
09/00           13690.94       13437.18       15354.87          11547.00       11476.10       12318.86         13443.10
09/01           11731.25        9582.02       11261.50          13042.68       11995.89        9713.94         10618.21
09/02           10397.30        8094.04        8954.02          14163.88       12209.16        8820.15          9417.38
09/03           11867.74       10199.16       11142.38          14930.11       12347.68       12044.49         11806.32
09/04           13363.49       12451.23       12688.16          15479.25       12485.90       14305.21         13629.47
09/05           15196.66       15662.99       14242.64          15911.91       12828.33       16865.50         15665.88
09/06           16810.06       18664.13       15780.23          16495.95       13414.12       18537.03         17475.99
03/07           18237.49       21435.91       16945.34          16951.31       13747.22       20579.25         19069.18


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/07*
--------------------------------------------------------------------------------
                                     TARGET       ACTUAL
GE U.S. Equity Fund                    35.0%        35.0%
GE International Equity Fund           25.0%        25.2%
GE Small-Cap Equity Fund               20.0%        19.4%
GE Fixed Income Fund                   19.0%        18.1%
Other                                   1.0%         2.3%
--------------------------------------------------------------------------------
Total                                 100.0%       100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2007
-------------------------------------------------------------------------------------------------------------
                                                                                             ENDING VALUE
                                     SIX            ONE          FIVE           SINCE        OF A $10,000
                                   MONTHS          YEAR          YEAR         INCEPTION       INVESTMENT
-------------------------------------------------------------------------------------------------------------
GE AGGRESSIVE
   STRATEGY FUND                    8.49%          9.77%         6.91%          6.72%         $18,237
MSCI EAFE INDEX                    14.85%         20.20%        15.78%          8.59%         $21,436
S&P 500 INDEX                       7.38%         11.83%         6.27%          5.87%         $16,945
LB AGGREGATE BOND INDEX             2.76%          6.59%         5.35%          5.87%         $16,951
90 DAY T-BILL                       2.48%          4.99%         2.57%          3.50%         $13,747
RUSSELL 2000 INDEX                 11.02%          5.90%        10.95%          8.11%         $20,579
COMPOSITE INDEX (A)**               9.07%         11.76%         8.69%          7.23%         $19,069


*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


The GE LifeStyle Aggressive Strategy Fund returned 8.49% for the six-month period ended March 31, 2007. The Fund's Composite Index returned 9.07% and the Lipper peer group of 125 Global Multi-Cap Core Funds returned 10.72% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund strategically allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy and is structured with an aggressive target weighting in equities relative to fixed income. Approximately 80% of the Fund is allocated to equities. U.S. Equities account for 55% of the Fund, with 35% allocated to large-cap core equities and 20% to small-cap equities. Core international equities comprise 25% of the Fund. Approximately 19% of the Fund is allocated to fixed income securities and 1% is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the six-month period, the Fund benefited from the Tactical Asset Allocation Committee's decision to overweight equities and underweight fixed income. The U.S. equity allocation within the Fund underperformed against its benchmark, primarily driven by the healthcare sector and underweights in materials and telecommunications, two of the period's top performing areas. This was partially offset by strength in the industrials, utilities and consumer discretionary sectors of the Fund's holdings. Within healthcare, Amgen suffered price contraction amid off-label use of its anemia drugs, and pulling Vectabix from a cancer study. Nevertheless, we continue to remain overweight in Amgen given its strong product pipeline. Within telecommunications, AT&T (+23.6%) returned stellar results but detracted from performance due to underweight versus the benchmark. Our AT&T underweight is due to our continued believe that cable companies will ultimately be more successful in taking market share from phone companies as digital media expands. Finally within consumer staples, PepsiCo further detracted from performance. However given PepsiCo's history of consistent double-digit earnings growth, we are comfortable with this high quality consumer staples company. Within industrials, the Fund's

GE Aggressive Strategy Fund                     Performance Summary  (unaudited)
--------------------------------------------------------------------------------


core holdings benefited from strong secular growth trends, i.e. Eaton's (+22.7%), Deere (+30.6%), ABB (+30.4%) and Constellation Energy Group (+48.5%) as well as our media holdings such as standouts Liberty Media-Capital (+32.3%), Liberty Global (+22.3%) and Cablevision Systems (+29.0%).

The U.S. equity small-cap allocation outperformed its benchmark over the period. During the fourth quarter of 2006, the market was led by the REITs and utilities sector, which negatively impacted Fund performance as the securities in these sectors generally do not meet our criteria for investment. Nevertheless, the first quarter of 2007 benefited from a strong fourth quarter 2006 earnings reports from most of the companies held by the Fund. Many of those stocks, particularly securities in economically sensitive sectors, had underperformed in the fourth quarter due to market fear of decelerating earnings. However, the fourth quarter's weakness in such economically-sensitive securities reversed itself in the first quarter of 2007. The Fund continued to remain invested in companies with greater consistency in earnings growth, high return-on-invested capital, and increasing free cash-flow generation. The Fund's largest positive influence came from strong stock selection in the energy and financials sectors. The Fund's energy securities outperformed those of the benchmark's sector by over 20%, which delivered over +100 bps of value relative to the Index. Sector returns in healthcare lagged those of the benchmark in the fourth quarter, which created the largest drag on Fund performance other than that of cash during the six-month period. However, similar to the turnaround experienced by energy and financials, our healthcare holdings improved substantially in the first quarter of 2007.

The international equity allocation within the Fund produced very strong returns for the six-month period ending March 31, 2007, coming in right with the MSCI EAFE Index at 14.85% for the same period. Additionally, the Fund benefited from the Tactical Asset Allocation Committee's decision to overweight international equities based on robust cash generation in the Fund's holdings, helped by global demand, low interest rates, resurgent growth in hitherto lagging economies (Japan and Europe) and a strong M&A environment taking advantage of equity valuations that look attractive compared to debt. Volatility, however, in commodity and stock prices remained a feature of the markets, largely based on concerns about liquidity. The booming economies of China and India have encouraged local authorities to raise both rates and reserve requirements in a bid to avoid inflation. In the G7 economies, several central banks have similarly raised rates. Mounting losses in the sub-prime mortgage markets in the US have raised concerns about contagion elsewhere in the banking system, at home and abroad. Tensions in the Middle East continued to dictate short-term price movements in oil and gas prices. Positive contributions came from holdings in energy, materials (mining stocks and chemicals), financials (real estate) and telecom services (in developing markets). Of particular note were CVRD (Brazil) and Potash Corp (Canada) in the materials sector and Mitsubishi Estates (Japan) and Capitaland (Singapore) in real estate. Some negative contribution came from holdings in IT and consumer stocks, notably Nidec Corp (Japan - hard disc drive motors) and Samsung Electronics (Korea).

The fixed income allocation within the Fund outperformed its benchmark for the six-month period. Fund performance was most positively impacted by the exposure to high yield and emerging market bonds. These sectors each returned in excess of 6% versus a benchmark return of 2.8%. Duration positioning also added to Fund performance, especially in February as rates fell in a flight to quality set off by a large drop in Chinese equities. U.S. interest rates moved up and down within a 50 basis point range, mostly reacting to investor expectations around the Federal Reserve rate policy, but finished the six-month period ending March 31, 2007 little changed. The yield curve steepened between 2-year (down 10 bps) and 10-year notes (up 1 bp) to a positive slope of 7 bps after being negative since August 2006. The Federal Reserve left its target for fed funds unchanged at 5.25%, and raised investor hopes for rate cuts when the Federal Open Market Committee (FOMC) omitted the reference to "additional firming" in its March 20/21 statement. The market's interpretation of Fed neutrality was quieted when Chairman Bernanke later, in testimony to Congress, emphasized the committees main concern is still inflation. Non-investment grade sectors outperformed during the period with high yield returning nearly 7% and emerging markets returning 6.3%. Asset-backed securities backed by sub-prime collateral (2.4%) lagged other sectors other than treasuries, which returned 2.2%.

GE Aggressive Strategy Fund                   Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2006 - MARCH 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,084.92                        1.05
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.65                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 1, 2006 - MARCH 31, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED MARCH 31, 2007 WAS 8.49%.


See Notes to Financial Statements.

GE LifeStyle Funds                                     Portfolio Management Team
--------------------------------------------------------------------------------


The Asset Allocation Committee of the GE STRATEGY FUNDS is co-led by Ralph R. Layman and Judith A. Studer. Mr. Layman is responsible for managing the Funds' strategic, or long-term asset allocations and Ms. Studer is responsible for managing the Funds' tactical, or short-term asset allocations. The strategic and tactical allocation processes of the underlying GE Funds and the targets and ranges for such strategic and tactical investments are managed collaboratively by the portfolio management team of Mr. Layman and Ms. Studer, with oversight by the Asset Allocation Committee and the Board of Trustees to ensure strict adherence to each Fund's objective.

PORTFOLIO MANAGER BIOGRAPHIES

The following sets forth biographical information for Mr. Layman and Mr. Studer. The portfolio managers may change from time to time. The Statement of Additional Information (SAI) provides the following additional information about each portfolio manager: (i) each portfolio manager's compensation; (ii) other accounts managed by each portfolio manager; and (iii) each portfolio manager's ownership of shares of each Fund, if any.

RALPH R. LAYMAN is a Director and Executive Vice President of GE Asset Management and President - International Equities at GE Asset Management. He manages the overall international equity investments for GE Asset Management and leads a team of portfolio managers for GE International Equity Fund, one of the underlying GE Funds, since the Fund's commencement. Mr. Layman has co-led the Asset Allocation Committee responsible for determining the asset allocations of the GE STRATEGY FUNDS and has been primarily responsible for the strategic allocations of the Funds since September 2003. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became an Executive Vice President in 1992.

JUDITH A. STUDER is a Director and Executive Vice President of GE Asset Management and President - Investment Strategies at GE Asset Management. She has served as a portfolio manager of the GE International Equity Fund since September 1997 and has led the team of portfolio managers for the GE Strategic Investment Fund since July 2004. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President - Domestic Equities in 1991, Senior Vice President - International Equities in 1995, and Executive Vice President - Investment Strategies in July 2006.

ABOUT THE BOARD OF TRUSTEES

The Board of Trustees of the GE Strategy Funds has overall responsibility for supervising and overseeing the management of the Funds. As with most mutual funds, the Board of Trustees has delegated responsibility for day-to-day operations of the Funds to the Investment Adviser. Still, the Board of Trustees is responsible for approving:

o proposed changes to the allocation ranges for investing in equity versus income underlying GE Funds;

o  proposed additions or deletions to the mix of underlying GE Funds; and

o proposed changes to the allocation targets and ranges among the underlying GE Funds.

Financial Highlights
Selected data based on a share outstanding throughout the period indicated
--------------------------------------------------------------------------------

                                                                                       GE CONSERVATIVE
                                                                                           STRATEGY
                                                                                             FUND

                                                                   3/31/07+   9/30/06    9/30/05  9/30/04    9/30/03  9/30/02(c)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                        --         --         --       --         --    1/5/98

Net asset value, beginning of period ............................   $11.06    $10.57     $10.11  $  9.61    $  9.53  $  10.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ........................................     0.24      0.32       0.31     0.24       0.15      0.34
   Net realized and unrealized gains (losses)
      on investments ............................................     0.39      0.46       0.46     0.47       0.77     (0.69)(b)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...............     0.63      0.78       0.77     0.71       0.92     (0.35)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................................     0.35      0.29       0.31     0.21       0.84      0.26
   Net realized gains ...........................................     --        --          --       --         --       0.16
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................................     0.35      0.29       0.31     0.21       0.84      0.42
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..................................   $11.34    $11.06     $10.57   $10.11    $  9.61  $   9.53
====================================================================================================================================
TOTAL RETURN(a) .................................................     5.75%     7.55%      7.69%    7.50%     10.25%    (3.61)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .....................   $3,162    $3,318     $2,873   $2,521     $2,625   $ 1,659
   Ratios to average net assets:
      Net investment income* ....................................     4.22%     3.07%      2.92%    2.12%      2.22%     3.25%
      Net expenses (d)* .........................................     0.20%     0.20%      0.20%    0.20%      0.20%     0.20%
      Gross expenses (d)* .......................................     0.21%     0.21%      0.21%    0.21%      0.21%     0.21%
   Portfolio turnover rate ......................................       17%        9%        20%      44%        30%       33%
====================================================================================================================================

                                                                                           GE MODERATE
                                                                                            STRATEGY
                                                                                              FUND

                                                                     3/31/07+   9/30/06   9/30/05  9/30/04   9/30/03   9/30/02(c)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                          --         --        --       --         --     1/5/98

Net asset value, beginning of period ............................   $  10.52   $  9.82   $  9.07  $  8.35    $  7.71   $  9.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ........................................       0.21      0.23      0.25     0.13       0.14      0.33
   Net realized and unrealized gains (losses)
      on investments ............................................       0.54      0.68      0.74     0.72       0.81     (0.97)(b)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...............       0.75      0.91      0.99     0.85       0.95     (0.64)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................................       0.27      0.21      0.24     0.13       0.31      0.33
   Net realized gains ...........................................        --        --        --       --         --       0.45
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................................       0.27      0.21      0.24     0.13       0.31      0.78
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..................................   $  11.00   $ 10.52   $  9.82  $  9.07    $  8.35 $    7.71
====================================================================================================================================
TOTAL RETURN(a) .................................................       7.15%     9.37%    11.00%   10.21%     12.70%    (8.21)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .....................    $17,340   $19,356   $16,969  $15,065    $13,962   $11,365
   Ratios to average net assets:
      Net investment income* ....................................       3.73%     2.28%     2.63%    1.42%      1.59%     3.60%
      Net expenses (d)* .........................................       0.20%     0.20%     0.20%    0.20%      0.20%     0.20%
      Gross expenses (d)* .......................................       0.20%     0.20%     0.21%    0.21%      0.21%     0.21%
   Portfolio turnover rate ......................................          7%        6%       11%      16%        22%       28%
====================================================================================================================================

                                                                                         GE AGGRESSIVE
                                                                                           STRATEGY
                                                                                             FUND

                                                                   3/31/07+    9/30/06   9/30/05   9/30/04   9/30/03    9/30/02
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                        --          --        --        --        --      1/5/98

Net asset value, beginning of period ............................   $12.06     $11.07   $  9.98   $  8.93   $  7.98    $  9.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ........................................     0.20       0.19      0.28      0.08      0.09       0.39
   Net realized and unrealized gains (losses)
      on investments ............................................     0.82       0.97      1.08      1.04      1.02      (1.35)(b)
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...............     1.02       1.16      1.36      1.12      1.11      (0.96)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................................     0.23       0.17      0.27      0.07      0.16       0.37
   Net realized gains ...........................................     --         --        --        --        --         0.51
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................................     0.23       0.17      0.27      0.07      0.16       0.88
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..................................   $12.85     $12.06    $11.07    $ 9.98    $ 8.93      $7.98
==================================================================================================================================
TOTAL RETURN(a) .................................................     8.49%     10.62%    13.72%    12.60%    14.14%    (11.37)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .....................   $8,683     $9,518    $7,353    $6,200    $5,439     $4,086
   Ratios to average net assets:
      Net investment income* ....................................     3.20%      1.64%     2.55%     0.78%     0.95%      3.95%
      Net expenses (d)* .........................................     0.20%      0.20%     0.20%     0.20%     0.20%      0.20%
      Gross expenses (d)* .......................................     0.21%      0.21%     0.21%     0.21%     0.21%      0.21%
   Portfolio turnover rate ......................................       11%         8%        6%       16%       19%        42%
==================================================================================================================================

NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

(B) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(C) PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(D) EXPENSE RATIOS DON'T INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE 6).

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR

+   UNAUDITED

See Notes to Financial Statements.

12 & 13

Statement of Net Assets
--------------------------------------------------------------------------------

GE Conservative Strategy Fund
March 31, 2007 (unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.0%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..................................................           32,435               $  913,700
GE Fixed Income Fund (Class A) .................................................          130,623                1,562,250
GE International Equity Fund (Class A) .........................................           20,382                  435,976
GE Small-Cap Equity Fund (Class A) .............................................           10,796                  168,191
GEI Short-Term Investment Fund .................................................           80,521                   80,521
------------------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($3,030,818) ...........................................................                                 3,160,638
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
------------------------------------------------------------------------------------------------------------------------------------
Other assets ...................................................................                                    10,239
Liabilities ....................................................................                                    (9,367)
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                       872
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $3,161,510
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                 3,248,048
Undistributed net investment income ............................................                                    21,359
Accumulated net realized loss ..................................................                                  (237,717)
Net unrealized appreciation on investments .....................................                                   129,820
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $3,161,510
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding (unlimited number of shares authorized) .....................                                   278,719
Net asset value, offering and redemption price per share .......................                                    $11.34

* less than 0.1%


See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------


GE Moderate Strategy Fund
March 31, 2007 (unaudited)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                          NUMBER
                                                                                         OF SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.0%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..................................................          208,863             $  5,883,672
GE Fixed Income Fund (Class A) .................................................          459,902                5,500,432
GE International Equity Fund (Class A) .........................................          169,787                3,631,742
GE Small-Cap Equity Fund (Class A) .............................................          125,575                1,956,457
GEI Short-Term Investment Fund .................................................          373,798                  373,798
------------------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($15,161,662) ..........................................................                                17,346,101
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
------------------------------------------------------------------------------------------------------------------------------------
Other assets ...................................................................                                    33,939
Liabilities ....................................................................                                   (40,120)
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                    (6,181)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $17,339,920
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                18,234,466
Undistributed net investment income ............................................                                    75,330
Accumulated net realized loss ..................................................                                (3,154,315)
Net unrealized appreciation on investments .....................................                                 2,184,439
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $17,339,920
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding (unlimited number of shares authorized) .....................                                 1,575,716
Net asset value, offering and redemption price per share .......................                                    $11.00

* less than 0.1%


See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------


GE Aggressive Strategy Fund
March 31, 2007 (unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                           NUMBER
                                                                                          OF SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.0%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..................................................          106,437               $2,998,335
GE Fixed Income Fund (Class A) .................................................          124,802                1,492,632
GE International Equity Fund (Class A) .........................................          107,762                2,305,031
GE Small-Cap Equity Fund (Class A) .............................................          112,214                1,748,297
GEI Short-Term Investment Fund .................................................          142,594                  142,594
------------------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($7,452,861) ...........................................................                                 8,686,889
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
------------------------------------------------------------------------------------------------------------------------------------
Other assets ...................................................................                                    13,640
Liabilities ....................................................................                                   (17,659)
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                    (4,019)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $8,682,870
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                 8,179,195
Undistributed net investment income ............................................                                    20,158
Accumulated net realized loss ..................................................                                  (750,511)
Net unrealized appreciation on investments .....................................                                 1,234,028
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $8,682,870
------------------------------------------------------------------------------------------------------------------------------------

Shares outstanding (unlimited number of shares authorized) .....................                                   675,480
Net asset value, offering and redemption price per share .......................                                    $12.85

* less than 0.1%


See Notes to Financial Statements.

Statements of Operations
--------------------------------------------------------------------------------
For the period ended March 31, 2007 (unaudited)

                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                              STRATEGY                 STRATEGY                STRATEGY
                                                                FUND                     FUND                    FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend .........................................      $ 28,397               $  215,109               $ 119,852
      Interest .........................................        45,352                  169,022                  49,461
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ........................................        73,749                  384,131                 169,313
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees .................         3,333                   19,547                   9,962
      Transfer agent fees ..............................            56                       56                      56
      Trustees fees ....................................            70                      413                     205
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT .................         3,459                   20,016                  10,223
------------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses waived or borne
         by the adviser ................................          (125)                    (469)                   (261)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses .....................................         3,334                   19,547                   9,962
------------------------------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME ............................        70,415                  364,584                 159,351
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Realized gain on investments .....................       162,424                1,379,002                 843,786
      Change in unrealized depreciation
         on investments ................................       (44,146)                (377,111)               (201,013)
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments ................................       118,278                1,001,891                 642,773
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ..................................      $188,693               $1,366,475               $ 802,124
------------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                      GE Conservative                         GE Moderate
                                                                         Strategy                               Strategy
                                                                           Fund                                   Fund

                                                          Six Months Ended          Year          Six Months Ended          Year
                                                               3/31/07             Ended               3/31/07             Ended
                                                             (Unaudited)           9/30/06           (Unaudited)           9/30/06
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ..........................       $   70,415        $   92,969          $   364,584          $   413,504
      Net realized gain
         on investments ..............................          162,424            72,437            1,379,002              473,755
      Net increase (decrease) in
         unrealized appreciation/
         (depreciation) on investments ...............          (44,146)           55,463             (377,111)             714,799
------------------------------------------------------------------------------------------------------------------------------------
      Net increase from operations ...................          188,693           220,869            1,366,475            1,602,058
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ..........................         (104,350)          (79,418)            (490,390)            (354,034)
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ..............................         (104,350)          (79,418)            (490,390)            (354,034)
------------------------------------------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ................           84,343           141,451              876,085            1,248,024
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ...................          432,994           798,969              862,625            3,902,341
      Value of distributions reinvested ..............          104,350            79,418              490,389              354,034
      Cost of shares redeemed ........................         (778,563)         (574,580)          (4,245,098)          (3,117,385)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions ..........................         (241,219)          303,807           (2,892,084)           1,138,990
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN
         NET ASSETs ..................................         (156,876)          445,258           (2,015,999)           2,387,014
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of period ...............................        3,318,386         2,873,128           19,355,919           16,968,905
------------------------------------------------------------------------------------------------------------------------------------
   End of period .....................................       $3,161,510        $3,318,386          $17,339,920          $19,355,919
------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF PERIOD .............................       $   21,359        $   55,294          $    75,330          $   201,136

CHANGES IN FUND SHARES
Shares sold by subscription ..........................           38,455            74,680               79,388              383,664
Shares issued for
   distributions reinvested ..........................            9,325             7,564               45,197               35,834
Shares redeemed ......................................          (69,051)          (53,979)            (388,749)            (307,940)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   fund shares .......................................          (21,271)           28,265             (264,164)             111,558
------------------------------------------------------------------------------------------------------------------------------------

                                                                           GE Aggressive
                                                                              Strategy
                                                                                Fund

                                                                Six Months Ended         Year
                                                                     3/31/07            Ended
                                                                   (Unaudited)          9/30/06
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ..........................             $  159,351         $  139,107
      Net realized gain
         on investments ..............................                843,786            222,160
      Net increase (decrease) in
         unrealized appreciation/
         (depreciation) on investments ...............               (201,013)           472,382
---------------------------------------------------------------------------------------------------
      Net increase from operations ...................                802,124            833,649
---------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ..........................               (186,705)          (119,003)
---------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ..............................               (186,705)          (119,003)
---------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ................                615,419            714,646
---------------------------------------------------------------------------------------------------
   Share transactions:
      Proceeds from sale of shares ...................              1,037,714          2,821,542
      Value of distributions reinvested ..............                186,703            119,002
      Cost of shares redeemed ........................             (2,674,515)        (1,490,650)
---------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions ..........................             (1,450,098)         1,449,894
---------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN
         NET ASSETS ..................................               (834,679)         2,164,540
---------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of period ...............................              9,517,549          7,353,009
---------------------------------------------------------------------------------------------------
   End of period .....................................             $8,682,870         $9,517,549
---------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF PERIOD .............................             $   20,158         $   47,512

CHANGES IN FUND SHARES
Shares sold by subscription ..........................                 82,460            242,160
Shares issued for
   distributions reinvested ..........................                 14,759             10,569
Shares redeemed ......................................               (210,669)          (127,739)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in
   fund shares .......................................               (113,450)           124,990
---------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Notes To Financial Statements                         March 31, 2007 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It currently comprises six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in fixed income funds.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in fixed income funds.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in fixed income funds.

2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair value" These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

The valuation policies of the Underlying Funds include the valuation of foreign securities. Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occuring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for

Notes To Financial Statements                         March 31, 2007 (unaudited)
--------------------------------------------------------------------------------


measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS Each of the Funds may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.


At March 31, 2007, information on the tax cost of investments is as follows:

                                                                                                                NET TAX
                                               COST OF             GROSS TAX             GROSS TAX           APPRECIATION/
                                             INVESTMENTS          UNREALIZED            UNREALIZED         (DEPRECIATION) ON
                                          FOR TAX PURPOSES       APPRECIATION          DEPRECIATION           INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund              $  3,056,835          $   164,792           $  (60,989)            $  103,803
GE Moderate Strategy Fund                    15,955,925            2,379,396             (989,220)             1,390,176
GE Aggressive Strategy Fund                   7,728,452            1,258,486             (300,049)               958,437


As of March 31, 2007, the following Funds have capital loss carryovers as indicated at right. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2006, GE Conservative Strategy Fund, GE Moderate Strategy Fund and GE Aggressive Strategy Fund utilized capital loss carryovers in the amount of $71,982; $454,738 and $210,680, respectively.


FUND                                              AMOUNT              EXPIRES
--------------------------------------------------------------------------------
GE Conservative Strategy Fund                  $   374,124            09/30/11
--------------------------------------------------------------------------------
GE Moderate Strategy Fund                        3,327,254            09/30/11
                                                   411,800            09/30/12
--------------------------------------------------------------------------------
GE Aggressive Strategy Fund                      1,182,578            09/30/11
                                                   136,128            09/30/12

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

Notes To Financial Statements                         March 31, 2007 (unaudited)
--------------------------------------------------------------------------------


The Funds have no losses incurred after October 31, 2005.

The tax composition of distributions paid during the year ended September 30, 2006 and September 30, 2005 were as follows:

                                 YEAR ENDED SEPTEMBER 30, 2006
                                 ------------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
---------------------------------------------------------------
GE Conservative Strategy Fund    $  79,418          $--
GE Moderate Strategy Fund          354,034           --
GE Aggressive Strategy Fund        119,003           --

                                 YEAR ENDED SEPTEMBER 30, 2005
                                 ------------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
---------------------------------------------------------------

GE Conservative Strategy Fund    $  77,981          $--
GE Moderate Strategy Fund          401,401           --
GE Aggressive Strategy Fund        166,117           --


On July 13, 2006, the FASB released FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 will require financial statements to be adjusted to reflect only those tax positions that are more likely that not to be sustained as of the adoption date. Adoption of FIN48 is required for fiscal years beginning after December 15, 2006 no later than June 29, 2007 and is applied to all open years as of the effective date. At this time, management is evaluating the implications of FIN48 and its impact on the financial statements has not yet been determined.

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There were no reclassifications for the period ended March 31, 2007.

INVESTMENT INCOME Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Interest income on the Statement of Operations includes interest income earned by the short-term investments of the Funds.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).


3.   FEES AND COMPENSATION
     PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%. GEAM agreed to waive other operating expenses of each Fund (exclusive of advisory and administation fees). Had these expenses not been absorbed, the returns would have been lower. These agreements may be renewed or discontinued without notice in the future.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

Notes To Financial Statements                         March 31, 2007 (unaudited)
--------------------------------------------------------------------------------


OTHER For the period ended March 31, 2007, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.


4.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term investments, for the period ended March 31, 2007, were as follows:

                                   PURCHASES         SALES
--------------------------------------------------------------------------------
GE Conservative Strategy Fund     $  553,593     $  692,494
GE Moderate Strategy Fund          1,353,841      3,664,581
GE Aggressive Strategy Fund        1,068,234      1,888,972


5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders at March 31, 2007.

                                     5% OR GREATER SHAREHOLDERS
                                   -------------------------------
                                                            % OF                    % OF FUND HELD
                                   NUMBER                 FUND HELD                BY GE AFFILIATES*
-----------------------------------------------------------------------------------------------------
GE Conservative
  Strategy Fund                       2                      95%                          95%
GE Moderate
  Strategy Fund                       1                      95%                          95%
GE Aggressive
  Strategy Fund                       2                      96%                          96%

Investment activities of these shareholders could have a material impact on these Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

Notes To Financial Statements                         March 31, 2007 (unaudited)
--------------------------------------------------------------------------------


6.   OTHER INFORMATION

Due to concentrated investments in the GE U.S. Equity Fund, GE Fixed Income Fund, GE International Equity Fund, and GE Small-Cap Equity Fund, the following financial highlights disclosure will provide additional information relevant to the investments.

                                                                         GE U.S. Equity Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                    3/31/07+       9/30/06       9/30/05      9/30/04       9/30/03     9/30/02
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                          --            --            --           --           --        1/5/93
Net asset value, beginning of period .........        $30.00        $28.69        $26.41       $24.19       $20.31       $25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ...........          0.21          0.29          0.36         0.20         0.16         0.13
  Net realized and unrealized
   gains (losses) on investments .............          1.54          2.76          2.11         2.19         3.91        (4.49)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ......................          1.75          3.05          2.47         2.39         4.07        (4.36)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ......................          0.42          0.46          0.19         0.17         0.19         0.09
  Net realized gains .........................          3.16          1.28          --           --            --          0.24
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................          3.58          1.74          0.19         0.17         0.19         0.33
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............        $28.17        $30.00        $28.69       $26.41       $24.19       $20.31
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a) .............................          5.84%        11.13%         9.40%        9.87%       20.09%      (17.78%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...      $295,542      $298,764      $339,327     $337,920     $315,980     $251,251
  Ratios to average net assets:
   Net investment income* ....................          1.44%         1.00%         1.28%        0.77%        0.72%        0.53%
   Net expenses* .............................          0.78%         0.80%         0.78%        0.78%        0.83%        0.87%
   Gross expenses* ...........................          0.78%         0.80%         0.78%        0.78%        0.83%        0.87%
  Portfolio turnover rate ....................            24%           46%           36%          29%          26%          41%
------------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                         March 31, 2007 (unaudited)
--------------------------------------------------------------------------------

                                                                   GE FIXED INCOME FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                3/31/07+       9/30/06         9/30/05        9/30/04        9/30/03      9/30/02
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                       --           --              --             --             --        1/5/93
Net asset value, beginning of period .........    $11.90       $12.12          $12.56         $12.78         $12.75       $12.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ....................    0.31         0.57            0.48           0.41           0.41         0.55
  Net realized and unrealized
    gains (losses) on investments ..............    0.05        (0.20)          (0.22)         (0.04)          0.16         0.35
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ......................      0.36         0.37            0.26           0.37           0.57         0.90
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ........................    0.30         0.56            0.47           0.42           0.44         0.56
  Net realized gains ...........................     --          0.03            0.23           0.17           0.10          --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................      0.30         0.59            0.70           0.59           0.54         0.56
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............    $11.96       $11.90          $12.12         $12.56         $12.78       $12.75
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a) .............................      3.15%        3.13%           2.11%          2.99%          4.58%        7.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .....  $124,734     $130,779        $142,688       $153,014       $167,091     $143,442
Ratios to average net assets:
  Net investment income* .......................    5.16%        4.84%           3.85%          3.30%          3.20%        4.45%
  Net expenses* ................................    0.81%        0.80%           0.80%          0.78%          0.78%        0.80%
  Gross expenses* ..............................    0.83%        0.86%           0.81%          0.79%          0.78%        0.82%
Portfolio turnover rate ......................       175%         337%            311%           363%           381%         308%
------------------------------------------------------------------------------------------------------------------------------------

                                                              GE INTERNATIONAL EQUITY FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                3/31/07+       9/30/06         9/30/05        9/30/04        9/30/03      9/30/02
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                       --           --              --             --             --        3/2/94
Net asset value, beginning of period .........    $18.79       $15.87          $12.73         $10.58          $9.41       $11.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .............     --          0.16            0.14           0.09           0.07         0.06
  Net realized and unrealized
    gains (losses) on investments ..............    2.78         2.90            3.07           2.11           1.17        (2.44)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ......................      2.78         3.06            3.21           2.20           1.24        (2.38)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ........................    0.16         0.14            0.07           0.05           0.07         0.08
  Net realized gains ...........................    0.02          --              --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................      0.18         0.14            0.07           0.05           0.07         0.08
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............    $21.39       $18.79          $15.87         $12.73         $10.58        $9.41
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a) .............................     14.85%       19.38%          25.32%         20.88%         13.18%      (20.28%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands) .............................   $48,709      $40,564         $28,881        $23,144        $19,694      $19,773
Ratios to average net assets:
  Net investment income (loss)* ................    0.02%        0.90%           0.97%          0.69%          0.75%        0.50%
  Net expenses* ................................    1.49%        1.58%           1.42%          1.58%          1.51%        1.35%
  Gross expenses* ..............................    1.49%        1.58%           1.43%          1.58%          1.51%        1.38%
Portfolio turnover rate ......................        18%          39%             66%            31%            68%          53%
------------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                         March 31, 2007 (unaudited)
--------------------------------------------------------------------------------

                                                                      GE SMALL-CAP EQUITY FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                 3/31/07+      9/30/06       9/30/05        9/30/04       9/30/03       9/30/02
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                       --           --            --             --            --         9/30/98
Net asset value, beginning of period .........    $16.16       $15.70        $14.87         $12.67        $11.49        $13.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .............     --         (0.02)         0.04          (0.06)        (0.01)        (0.01)
  Net realized and unrealized
    gains (losses) on investments .............     1.68         1.03          2.89           2.26          1.19         (0.11)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ......................      1.68         1.01          2.93           2.20          1.18         (0.12)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ........................     --          0.02           --             --            --           0.05
  Net realized gains ...........................    2.26         0.53          2.10            --            --           2.08
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................      2.26         0.55          2.10            --            --           2.13
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............    $15.58       $16.16        $15.70         $14.87        $12.67        $11.49
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a) .............................     10.95%        6.60%        20.87%         17.36%        10.27%        (2.92%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .....   $59,964      $59,397       $56,235        $48,852       $51,902       $44,547
Ratios to average net assets:
  Net investment income (loss)* ................    0.04%       (0.13%)        0.26%         (0.38%)       (0.06%)       (0.05%)
  Net expenses* ................................    1.23%        1.21%         1.21%          1.24%         1.24%         1.15%
  Gross expenses* ..............................    1.23%        1.21%         1.21%          1.25%         1.24%         1.17%
Portfolio turnover rate ......................        29%          38%           34%            93%          122%          138%
------------------------------------------------------------------------------------------------------------------------------------


NOTES TO OTHER INFORMATION
--------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(B) NET INVESTMENT INCOME PER SHARE IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

+   UNAUDITED

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------


The Fund Board, including the independent Board members, considered and unanimously approved the continuance of the Funds' investment advisory agreements with GE Asset Management Incorporated ("GEAM") at meetings held on December 6 and December 14, 2006.

In considering whether to approve the Funds' investment advisory agreements, the Board members, including the independent members, considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). Before approving the Funds' investment advisory agreements, the Board members reviewed the proposed continuance of the agreements with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuances. The independent Board members discussed the proposed continuances in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to each Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal and compliance departments and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning the investment process.

In reaching their determinations relating to continuance of the Funds' investment advisory agreements, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member attributed different weights to the various factors. The Board members evaluated this information, and all other information available to them, for each Fund on a fund-by-fund basis, and their determinations were made separately in respect of each Fund. In particular, the Board members focused on the following with respect to each Fund:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board members reviewed the services provided by GEAM to the Funds, which were understood to be in addition to, and not duplicative of, the services provided by GEAM to the underlying GE Funds in which the Funds invest. Based on this review, the Board members, including the independent members, concurred that GEAM provides high quality advisory and administrative services to the Funds.

In connection with their consideration of GEAM's services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for asset allocation, selecting investments, selecting brokers and with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience involving the types of Funds they oversee;
(iv) access to significant technological resources from which the Funds may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM, and that GEAM has expended significant sums to enhance services, including improvements to its information technology capabilities. The Board members noted that each Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In particular, the Board members discussed that the Funds benefit from a large staff of research analysts employed by GEAM. In light of the foregoing, the Board members, including the independent members, concluded that the services provided by GEAM were of a high quality and had benefited the Funds.

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------


INVESTMENT PERFORMANCE OF THE FUNDS

The Board members considered the investment performance of the Funds for various periods. The Board members reviewed detailed comparisons of the performance of the Funds with the relevant securities indexes and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the relevant Fund's investment objective, the investment strategy employed and, in some instances, relative underperformance in certain periods in light of GEAM's commitment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board members, including the independent members, concluded that the Funds' performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE
REALIZED FROM THE RELATIONSHIP WITH THE FUNDS

The Board members considered the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability from the fees and services it provides to the Funds and the financial condition of GEAM for various past periods. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for each Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable and consistent across its business. The Board members also noted the Funds' unitary fee structure and that various operating expenses paid by GEAM affect its profitability.

The Board members noted and discussed the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Funds. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the absence of profitability achieved by GEAM from its relationship with the Funds should not preclude a renewal of the advisory agreements, because GEAM remains committed to providing services of the same type and quality as it does for the other funds it manages.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE
REALIZED AS THE FUNDS GROW AND WHETHER FEE LEVELS
WOULD REFLECT SUCH ECONOMIES OF SCALE

The Board members considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. GEAM asserted, and the Board members agreed, that because GEAM generally charged comparatively lower fees to the Funds since inception (and absorbed or subsidized Fund expenses in many cases), GEAM is already sharing the low-fee benefits of larger asset sizes compared to having charged higher fees on lower asset levels for the Funds when newer. The Board members agreed with GEAM's assertion that, due to the unitary nature of GEAM's fee structure, which includes most of the operating expense of the Funds, GEAM is sharing benefits it derives from larger asset sizes, because it is not passing along these operating expenses that are typically borne by mutual funds. The Board members also considered the substantial infrastructure investments GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Funds of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, lower Fund fees and subsidies of Fund operating expenses, and that, in general, GEAM has not yet fully recouped that investment. The Board members also considered the potential institution of advisory fee breakpoints for the Funds, but concluded that GEAM had already appropriately shared the economies of scale.

COMPARISON OF SERVICES TO BE RENDERED AND
FEES TO BE PAID

The Board members discussed the services provided to the Funds by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Funds, and comparative information with respect to similar products. They discussed that GEAM's figures were within the applicable peer group ranges and were mostly at or below the applicable peer group averages. The Board members considered that the comparative data provided by Lipper showed no material difference from last year in

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------


the fees being charged as compared to those being charged by other advisers to similar investment products, as determined by Lipper. In addition, the Board members considered their discussion with representatives of GEAM about the fees being charged by GEAM to the Funds and, where applicable, the effect, if any, of the Securities and Exchange Commission staff's interpretive guidance concerning soft dollars. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Funds.

FALL-OUT BENEFITS

The Board members considered other actual and potential financial benefits to GEAM, including, to the extent applicable, soft dollar commission benefits generated through underlying GE Fund portfolio transactions. The Board members noted, however, that the Funds benefit from the vast array of resources available through GEAM, and that each Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee rates and projected total expense ratios are reasonable in relation to the services provided to the Funds. In view of these facts, the Board members, including the independent members, concluded that the renewal of each advisory agreement was in the best interests of the Funds and their shareholders.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and officers of the Funds is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    57

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds at GE Asset Management since March 2007; Executive Vice President - GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University and Elfun Foundation; Treasurer, GE Foundation; Director - GE Asset Management (Ireland) Limited, since February 1999.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    60

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Executive Vice President, General
Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    48

OTHER DIRECTORSHIPS HELD BY   TRUSTEE Trustee and Executive Vice President of GE
Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    46

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - Vice President - two years; Secretary - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Senior Vice President and General
Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE Institutional Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   41

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - two years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Vice President and Associate
General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of
GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

Additional Information  (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   60

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   General Partner, NGN Capital since
2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   59

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Vice President and Treasurer of
Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Funds since 1993 and GE
Institutional Funds since 1997; Director of GE Investments Funds, Inc. since
1997.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   70

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE    Trustee of GE Funds since 1993 and
GE Institutional Funds since 1997; Director of GE Investments Funds,
Inc. since 1997.


---------------------------
THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND OFFICERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


  PORTFOLIO MANAGERS

  GE LIFESTYLE FUNDS
  Ralph R. Layman
  Judith A. Studer

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS

  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Jeffrey Schwartz
  Dennison Veru -
     Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by:
  Christopher D. Brown
  Stephen V. Gelhaus
  Paul C. Reinhardt
  George A. Bicher

  GE FIXED INCOME FUND
  Team led by Paul Colonna


  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Scott H. Rhodes

  ASSISTANT TREASURER
  Christopher M. Isaacs

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  CUSTODIAN
  State Street Bank & Trust Company


  OFFICERS OF THE INVESTMENT ADVISER

  Ronald R. Pressman, CHIEF EXECUTIVE OFFICER
  (EFFECTIVE AS OF JULY 1, 2006)

  David B. Carlson, EVP, PRESIDENT - DOMESTIC EQUITIES

  Paul M. Colonna, SVP, PRESIDENT - FIXED INCOME

  Michael J. Cosgrove, EVP, PRESIDENT AND
  CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS

  Kathryn D. Karlic, EVP, PRESIDENT - SALES AND MARKETING

  Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES

  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY

  Judith M. Studer, EVP, PRESIDENT - STRATEGIC INVESTMENTS

  Donald W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS
  AND REAL ESTATE

  John J. Walker, EVP, CHIEF FINANCIAL OFFICER

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

GE LifeStyle Funds


GE ALLOCATION FUNDS
--------------------------------
GE CONSERVATIVE ALLOCATION FUND
GE MODERATE ALLOCATION FUND
GE AGGRESSIVE ALLOCATION FUND



Semi-Annual Report

MARCH 31, 2007



[GE LOGO OMITTED]

GE LifeStyle Funds
--------------------------------------------------------------------------------


Table of Contents

NOTES TO PERFORMANCE ...................................................     1

PERFORMANCE SUMMARY

     GE Conservative Allocation Fund ...................................     2

     GE Moderate Allocation Fund .......................................     5

     GE Aggressive Allocation Fund .....................................     8

     Portfolio Management Team .........................................    11

FINANCIAL STATEMENTS

     Financial Highlights ..............................................    12

     Statements of Net Assets ..........................................    14

     Statements of Operations ..........................................    17

     Statements of Changes in Net Assets ...............................    18

     Notes to Financial Statements .....................................    19

ADVISORY AGREEMENT RENEWAL .............................................    26

ADDITIONAL INFORMATION .................................................    29

INVESTMENT TEAM ........................................................    32


This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied with or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

Notes to Performance                                  March 31, 2007 (unaudited)
--------------------------------------------------------------------------------


Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geam.com for performance information as of the most recent month end.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis. This agreement is effective until January 29, 2008. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future.

           OTHER OPERATING EXPENSE LIMITS OF THE UNDERLYING GE FUNDS*
         -------------------------------------------------------------
         GE U.S. Equity Fund                                     0.30%
         GE Fixed Income Fund                                    0.20%
         GE International Equity Fund                            0.70%
         GE Small-Cap Equity Fund                                0.39%

* OTHER OPERATING EXPENSES, AFTER REIMBURSEMENT (IF ANY), WILL NOT EXCEED THE LIMITS SHOWN IN THE TABLE ABOVE FOR THE PERIOD ENDING MARCH 31, 2007. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.

Additional information about the expense limitations is contained in Footnote 3 to the Financial Statements.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

GE Conservative Allocation Fund                 Performance Summary  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                GE CONSERVATIVE         MSCI          S&P 500       LB AGGREGATE        90 DAY        RUSSELL 2000        COMPOSITE
                ALLOCATION FUND      EAFE INDEX       INDEX         BOND INDEX         T-BILL           INDEX            INDEX (C)
12/98              $10000.00          $10000.00      $10000.00       $10000.00        $10000.00       $10000.00           $10000.00
09/99               10270.00           10853.10       10535.63         9929.98         10344.43        10229.68            10242.71
09/00               11279.16           11198.23       11930.93        10624.14         10940.05        12638.12            11213.04
09/01               10943.67            7985.43        8750.33        12000.27         11435.56         9965.69            10483.26
09/02               10584.27            6745.38        6957.39        13031.86         11638.86         9048.74            10087.57
09/03               11680.67            8499.74        8657.77        13736.86         11770.91        12356.64            11564.28
09/04               12594.80           10376.56        9858.86        14242.11         11902.67        14675.94            12651.17
09/05               13557.74           13053.17       11066.71        14640.18         12229.11        17302.59            13780.76
09/06               14610.88           15554.25       12261.44        15177.55         12787.54        19017.44            14882.04
03/07               15463.84           17864.18       13166.74        15596.51         13105.08        21112.58            15766.59


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/07*
--------------------------------------------------------------------------------
                                       TARGET     ACTUAL
                                       ------     ------
GE Fixed Income Fund                    53.0%      51.1%
GE U.S. Equity Fund                     28.0%      29.1%
GE International Equity Fund            12.0%      12.3%
GE Small-Cap Equity Fund                 5.0%       5.2%
Other                                    2.0%       2.3%
--------------------------------------------------------------------------------
Total                                  100.0%     100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2007
--------------------------------------------------------------------------------

                                                                                             ENDING VALUE
                                     SIX            ONE          FIVE           SINCE        OF A $10,000
                                   MONTHS          YEAR          YEAR         INCEPTION       INVESTMENT
----------------------------------------------------------------------------------------------------------------
GE CONSERVATIVE
   ALLOCATION FUND                  5.84%          8.79%         6.06%          5.43%         $15,464
MSCI EAFE INDEX                    14.85%         20.20%        15.78%          7.29%         $17,864
S&P 500 INDEX                       7.38%         11.83%         6.27%          3.39%         $13,167
LB AGGREGATE BOND INDEX             2.76%          6.59%         5.35%          5.54%         $15,597
90 DAY T-BILL                       2.48%          4.99%         2.57%          3.33%         $13,105
RUSSELL 2000 INDEX                 11.02%          5.90%        10.95%          9.48%         $21,113
COMPOSITE INDEX (C)**               5.90%          9.66%         7.35%          5.67%          $15,767


*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


The GE LifeStyle Conservative Allocation Fund returned 5.84% for the six-month period ended March 31, 2007.
The Fund's Composite Index returned 5.90% and the Lipper peer group of 452 Mixed-Asset Target Allocation Moderate Funds returned 6.45% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund strategically allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy and is structured with a conservative target weighting in equities relative to fixed income. Approximately 45% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to large-cap core equities and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 53% of the Fund is allocated to fixed income securities and 2% is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the six-month period, the Fund benefited from the Tactical Asset Allocation Committee's decision to overweight equities and underweight fixed income. The U.S. equity allocation within the Fund underperformed against its benchmark, primarily driven by the healthcare sector and underweights in materials and telecommunications, two of the period's top performing areas. This was partially offset by strength in the industrials, utilities and consumer discretionary sectors of the Fund's holdings. Within healthcare, Amgen suffered price contraction amid off-label use of its anemia drugs, and pulling Vectabix from a cancer study. Nevertheless, we continue to remain overweight in Amgen given its strong product pipeline. Within telecommunications, AT&T (+23.6%) returned stellar results but detracted from performance due to underweight versus the benchmark. Our AT&T underweight is due to our continued believe that cable companies will ultimately be more successful in taking market share from phone companies as digital media expands. Finally within consumer staples, PepsiCo further detracted from performance. However given PepsiCo's history of consistent double-digit earnings growth, we are comfortable with this high quality

GE Conservative Allocation Fund                 Performance Summary  (unaudited)
--------------------------------------------------------------------------------


consumer staples company. Within industrials, the Fund's core holdings benefited from strong secular growth trends, i.e. Eaton's (+22.7%), Deere (+30.6%), ABB (+30.4%) and Constellation Energy Group (+48.5%) as well as our media holdings such as standouts Liberty Media-Capital (+32.3%), Liberty Global (+22.3%) and Cablevision Systems (+29.0%).

The U.S. equity small-cap allocation outperformed its benchmark over the period. During the fourth quarter of 2006, the market was led by the REITs and utilities sector, which negatively impacted Fund performance as the securities in these sectors generally do not meet our criteria for investment. Nevertheless, the first quarter of 2007 benefited from a strong fourth quarter 2006 earnings reports from most of the companies held by the Fund. Many of those stocks, particularly securities in economically sensitive sectors, had underperformed in the fourth quarter due to market fear of decelerating earnings. However, the fourth quarter's weakness in such economically-sensitive securities reversed itself in the first quarter of 2007. The Fund continued to remain invested in companies with greater consistency in earnings growth, high return-on-invested capital, and increasing free cash-flow generation. The Fund's largest positive influence came from strong stock selection in the energy and financials sectors. The Fund's energy securities outperformed those of the benchmark's sector by over 20%, which delivered over +100 bps of value relative to the Index. Sector returns in healthcare lagged those of the benchmark in the fourth quarter, which created the largest drag on Fund performance other than that of cash during the six-month period. However, similar to the turnaround experienced by energy and financials, our healthcare holdings improved substantially in the first quarter of 2007.

The international equity allocation within the Fund produced very strong returns for the six-month period ending March 31, 2007, coming in right with the MSCI EAFE Index at 14.85% for the same period. Additionally, the Fund benefited from the Tactical Asset Allocation Committee's decision to overweight international equities based on robust cash generation in the Fund's holdings, helped by global demand, low interest rates, resurgent growth in hitherto lagging economies (Japan and Europe) and a strong M&A environment taking advantage of equity valuations that look attractive compared to debt. Volatility, however, in commodity and stock prices remained a feature of the markets, largely based on concerns about liquidity. The booming economies of China and India have encouraged local authorities to raise both rates and reserve requirements in a bid to avoid inflation. In the G7 economies, several central banks have similarly raised rates. Mounting losses in the sub-prime mortgage markets in the US have raised concerns about contagion elsewhere in the banking system, at home and abroad. Tensions in the Middle East continued to dictate short-term price movements in oil and gas prices. Positive contributions came from holdings in energy, materials (mining stocks and chemicals), financials (real estate) and telecom services (in developing markets). Of particular note were CVRD (Brazil) and Potash Corp (Canada) in the materials sector and Mitsubishi Estates (Japan) and Capitaland (Singapore) in real estate. Some negative contribution came from holdings in IT and consumer stocks, notably Nidec Corp (Japan - hard disc drive motors) and Samsung Electronics (Korea).

The fixed income allocation within the Fund outperformed its benchmark for the six-month period. Fund performance was most positively impacted by the exposure to high yield and emerging market bonds. These sectors each returned in excess of 6% versus a benchmark return of 2.8%. Duration positioning also added to Fund performance, especially in February as rates fell in a flight to quality set off by a large drop in Chinese equities. U.S. interest rates moved up and down within a 50 basis point range, mostly reacting to investor expectations around the Federal Reserve rate policy, but finished the six-month period ending March 31, 2007 little changed. The yield curve steepened between 2-year (down 10 bps) and 10-year notes (up 1 bp) to a positive slope of 7 bps after being negative since August 2006. The Federal Reserve left its target for fed funds unchanged at 5.25%, and raised investor hopes for rate cuts when the Federal Open Market Committee (FOMC) omitted the reference to "additional firming" in its March 20/21 statement. The market's interpretation of Fed neutrality was quieted when Chairman Bernanke later, in testimony to Congress, emphasized the committees main concern is still inflation. Non-investment grade sectors outperformed during the period with high yield returning nearly 7% and emerging markets returning 6.3%. Asset-backed securities backed by sub-prime collateral (2.4%) lagged other sectors other than treasuries, which returned 2.2%.

GE Conservative Allocation Fund               Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period.
The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2006 - MARCH 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,058.38                        1.03
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.65                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 1, 2006 - MARCH 31, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED MARCH 31, 2007 WAS 5.84%.


See Notes to Financial Statements.

GE Moderate Allocation Fund                     Performance Summary  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                 GE MODERATE          MSCI            S&P 500        LB AGGREGATE       90 DAY        RUSSELL 2000       COMPOSITE
               ALLOCATION FUND     EAFE INDEX         INDEX          BOND INDEX        T-BILL           INDEX           INDEX (M)
12/98            $10000.00          $10000.00        $10000.00        $10000.00       $10000.00       $10000.00          $10000.00
09/99             10390.00           10853.10         10535.63          9929.98        10344.43        10229.68           10444.35
09/00             11465.61           11198.23         11930.93         10624.14        10940.05        12638.12           11542.19
09/01             10335.83            7985.43          8750.33         12000.27        11435.56         9965.69            9829.15
09/02              9504.08            6745.38          6957.39         13031.86        11638.86         9048.74            9048.52
09/03             10712.99            8499.74          8657.77         13736.86        11770.91        12356.64           10908.03
09/04             11824.42           10376.56          9858.86         14242.11        11902.67        14675.94           12295.88
09/05             13163.39           13053.17         11066.71         14640.18        12229.11        17302.59           13792.23
09/06             14457.04           15554.25         12261.44         15177.55        12787.54        19017.44           15167.19
03/07             15516.96           17864.18         13166.74         15596.51        13105.08        21112.58           16332.46


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/07*
--------------------------------------------------------------------------------
                                          TARGET      ACTUAL
                                          ------      ------
GE U.S. Equity Fund                        33.0%       35.1%
GE Fixed Income Fund                       34.0%       33.3%
GE International Equity Fund               20.0%       19.7%
GE Small-Cap Equity Fund                   12.0%       11.2%
Other                                       1.0%        0.7%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2007
--------------------------------------------------------------------------------

                                                                                             ENDING VALUE
                                     SIX            ONE          FIVE           SINCE        OF A $10,000
                                   MONTHS          YEAR          YEAR         INCEPTION       INVESTMENT
--------------------------------------------------------------------------------------------------------------
GE MODERATE
   ALLOCATION FUND                  7.33%          9.83%         6.72%          5.47%         $15,517
MSCI EAFE INDEX                    14.85%         20.20%        15.78%          7.29%         $17,864
S&P 500 INDEX                       7.38%         11.83%         6.27%          3.39%         $13,167
LB AGGREGATE BOND INDEX             2.76%          6.59%         5.35%          5.54%         $15,597
90 DAY T-BILL                       2.48%          4.99%         2.57%          3.33%         $13,105
RUSSELL 2000 INDEX                 11.02%          5.90%        10.95%          9.48%         $21,113
COMPOSITE INDEX (M)**               7.69%         11.02%         8.69%          6.13%         $16,332


*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


The GE LifeStyle Moderate Allocation Fund returned 7.33% for the six-month period ended March 31, 2007. The Fund's Composite Index returned 7.69% and the Lipper peer group of 640 Mixed-Asset Target Allocation Moderate Funds returned 7.01% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund strategically allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy and is structured with a moderate target weighting in equities relative to fixed income. Approximately 65% of the Fund is allocated to equities. U.S. Equities account for 45% of the Fund, with 33% allocated to large-cap core equities and 12% to small-cap equities. Core international equities comprise 20% of the Fund. Approximately 34% of the Fund is allocated to fixed income securities and 1% is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the six-month period, the Fund benefited from the Tactical Asset Allocation Committee's decision to overweight equities and underweight fixed income. The U.S. equity allocation within the Fund underperformed against its benchmark, primarily driven by the healthcare sector and underweights in materials and telecommunications, two of the period's top performing areas. This was partially offset by strength in the industrials, utilities and consumer discretionary sectors of the Fund's holdings. Within healthcare, Amgen suffered price contraction amid off-label use of its anemia drugs, and pulling Vectabix from a cancer study. Nevertheless, we continue to remain overweight in Amgen given its strong product pipeline. Within telecommunications, AT&T (+23.6%) returned stellar results but detracted from performance due to underweight versus the benchmark. Our AT&T underweight is due to our continued believe that cable companies will ultimately be more successful in taking market share from phone companies as digital media expands. Finally within consumer staples, PepsiCo further detracted from performance. However given PepsiCo's history of consistent double-digit earnings growth, we are comfortable with this high quality consumer staples

GE Moderate Allocation Fund                     Performance Summary  (unaudited)
--------------------------------------------------------------------------------


company. Within industrials, the Fund's core holdings benefited from strong secular growth trends, i.e. Eaton's (+22.7%), Deere (+30.6%), ABB (+30.4%) and Constellation Energy Group (+48.5%) as well as our media holdings such as standouts Liberty Media-Capital (+32.3%), Liberty Global (+22.3%) and Cablevision Systems (+29.0%).

The U.S. equity small-cap allocation outperformed its benchmark over the period. During the fourth quarter of 2006, the market was led by the REITs and utilities sector, which negatively impacted Fund performance as the securities in these sectors generally do not meet our criteria for investment. Nevertheless, the first quarter of 2007 benefited from a strong fourth quarter 2006 earnings reports from most of the companies held by the Fund. Many of those stocks, particularly securities in economically sensitive sectors, had underperformed in the fourth quarter due to market fear of decelerating earnings. However, the fourth quarter's weakness in such economically-sensitive securities reversed itself in the first quarter of 2007. The Fund continued to remain invested in companies with greater consistency in earnings growth, high return-on-invested capital, and increasing free cash-flow generation. The Fund's largest positive influence came from strong stock selection in the energy and financials sectors. The Fund's energy securities outperformed those of the benchmark's sector by over 20%, which delivered over +100 bps of value relative to the Index. Sector returns in healthcare lagged those of the benchmark in the fourth quarter, which created the largest drag on Fund performance other than that of cash during the six-month period. However, similar to the turnaround experienced by energy and financials, our healthcare holdings improved substantially in the first quarter of 2007.

The international equity allocation within the Fund produced very strong returns for the six-month period ending March 31, 2007, coming in right with the MSCI EAFE Index at 14.85% for the same period. Additionally, the Fund benefited from the Tactical Asset Allocation Committee's decision to overweight international equities based on robust cash generation in the Fund's holdings, helped by global demand, low interest rates, resurgent growth in hitherto lagging economies (Japan and Europe) and a strong M&A environment taking advantage of equity valuations that look attractive compared to debt. Volatility, however, in commodity and stock prices remained a feature of the markets, largely based on concerns about liquidity. The booming economies of China and India have encouraged local authorities to raise both rates and reserve requirements in a bid to avoid inflation. In the G7 economies, several central banks have similarly raised rates. Mounting losses in the sub-prime mortgage markets in the US have raised concerns about contagion elsewhere in the banking system, at home and abroad. Tensions in the Middle East continued to dictate short-term price movements in oil and gas prices. Positive contributions came from holdings in energy, materials (mining stocks and chemicals), financials (real estate) and telecom services (in developing markets). Of particular note were CVRD (Brazil) and Potash Corp (Canada) in the materials sector and Mitsubishi Estates (Japan) and Capitaland (Singapore) in real estate. Some negative contribution came from holdings in IT and consumer stocks, notably Nidec Corp (Japan - hard disc drive motors) and Samsung Electronics (Korea).

The fixed income allocation within the Fund outperformed its benchmark for the six-month period. Fund performance was most positively impacted by the exposure to high yield and emerging market bonds. These sectors each returned in excess of 6% versus a benchmark return of 2.8%. Duration positioning also added to Fund performance, especially in February as rates fell in a flight to quality set off by a large drop in Chinese equities. U.S. interest rates moved up and down within a 50 basis point range, mostly reacting to investor expectations around the Federal Reserve rate policy, but finished the six-month period ending March 31, 2007 little changed. The yield curve steepened between 2-year (down 10 bps) and 10-year notes (up 1 bp) to a positive slope of 7 bps after being negative since August 2006. The Federal Reserve left its target for fed funds unchanged at 5.25%, and raised investor hopes for rate cuts when the Federal Open Market Committee (FOMC) omitted the reference to "additional firming" in its March 20/21 statement. The market's interpretation of Fed neutrality was quieted when Chairman Bernanke later, in testimony to Congress, emphasized the committees main concern is still inflation. Non-investment grade sectors outperformed during the period with high yield returning nearly 7% and emerging markets returning 6.3%. Asset-backed securities backed by sub-prime collateral (2.4%) lagged other sectors other than treasuries, which returned 2.2%.

GE  Moderate Allocation Fund                  Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period.
The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2006 - MARCH 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,073.37                        1.05
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.65                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 1, 2006 - MARCH 31, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED MARCH 31, 2007 WAS 7.33%.


See Notes to Financial Statements.

GE Aggressive Allocation Fund                   Performance Summary  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                GE AGGRESSIVE         MSCI            S&P 500        LB AGGREGATE        90 DAY        RUSSELL 2000       COMPOSITE
               ALLOCATION FUND     EAFE INDEX         INDEX          BOND INDEX         T-BILL           INDEX           INDEX (A)
12/98         $10000.00            $10000.00        $10000.00        $10000.00        $10000.00       $10000.00          $10000.00
09/99          10560.00             10853.10         10535.63          9929.98         10344.43        10229.68           10589.59
09/00          11788.72             11198.23         11930.93         10624.14         10940.05        12638.12           11835.99
09/01          10073.80              7985.43          8750.33         12000.27         11435.56         9965.69            9348.81
09/02           8967.89              6745.38          6957.39         13031.86         11638.86         9048.74            8291.54
09/03          10265.31              8499.74          8657.77         13736.86         11770.91        12356.64           10394.88
09/04          11560.14             10376.56          9858.86         14242.11         11902.67        14675.94           12000.07
09/05          13187.94             13053.17         11066.71         14640.18         12229.11        17302.59           13793.03
09/06          14669.27             15554.25         12261.44         15177.55         12787.54        19017.44           15386.75
03/07          15922.05             17864.18         13166.74         15596.51         13105.08        21112.58           16789.48


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/07*
--------------------------------------------------------------------------------
                                         TARGET     ACTUAL
                                         ------     ------
GE U.S. Equity Fund                       35.0%      35.5%
GE International Equity Fund              25.0%      25.0%
GE Small-Cap Equity Fund                  20.0%      19.8%
GE Fixed Income Fund                      19.0%      18.1%
Other                                      1.0%       1.6%
--------------------------------------------------------------------------------
Total                                    100.0%     100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2007
-------------------------------------------------------------------------------------------------------------
                                                                                             ENDING VALUE
                                     SIX            ONE          FIVE           SINCE        OF A $10,000
                                   MONTHS          YEAR          YEAR         INCEPTION       INVESTMENT
-------------------------------------------------------------------------------------------------------------
GE AGGRESSIVE
   ALLOCATION  FUND                 8.54%         10.07%         7.22%          5.80%         $15,922
MSCI EAFE INDEX                    14.85%         20.20%        15.78%          7.29%         $17,864
S&P 500 INDEX                       7.38%         11.83%         6.27%          3.39%         $13,167
LB AGGREGATE BOND INDEX             2.76%          6.59%         5.35%          5.54%         $15,597
90 DAY T-BILL                       2.48%          4.99%         2.57%          3.33%         $13,105
RUSSELL 2000 INDEX                 11.02%          5.90%        10.95%          9.48%         $21,113
COMPOSITE INDEX (A)**               9.07%         11.76%         9.65%          6.48%         $16,789


*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


The GE LifeStyle Aggressive Allocation Fund returned 8.54% for the six-month period ended March 31, 2007. The Fund's Composite Index returned 9.07% and the Lipper peer group of 125 Global Multi-Cap Core Funds returned 10.72% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund strategically allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy and is structured with an aggressive target weighting in equities relative to fixed income. Approximately 80% of the Fund is allocated to equities. U.S. Equities account for 55% of the Fund, with 35% allocated to large-cap core equities and 20% to small-cap equities. Core international equities comprise 25% of the Fund. Approximately 19% of the Fund is allocated to fixed income securities and 1% is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the six-month period, the Fund benefited from the Tactical Asset Allocation Committee's decision to overweight equities and underweight fixed income. The U.S. equity allocation within the Fund underperformed against its benchmark, primarily driven by the healthcare sector and underweights in materials and telecommunications, two of the period's top performing areas. This was partially offset by strength in the industrials, utilities and consumer discretionary sectors of the Fund's holdings. Within healthcare, Amgen suffered price contraction amid off-label use of its anemia drugs, and pulling Vectabix from a cancer study. Nevertheless, we continue to remain overweight in Amgen given its strong product pipeline. Within telecommunications, AT&T (+23.6%) returned stellar results but detracted from performance due to underweight versus the benchmark. Our AT&T underweight is due to our continued believe that cable companies will ultimately be more successful in taking market share from phone companies as digital media expands. Finally within consumer staples, PepsiCo further detracted from performance. However given PepsiCo's history of consistent double-digit earnings

GE Aggressive Allocation Fund                   Performance Summary  (unaudited)
--------------------------------------------------------------------------------


growth, we are comfortable with this high quality consumer staples company. Within industrials, the Fund's core holdings benefited from strong secular growth trends, i.e. Eaton's (+22.7%), Deere (+30.6%), ABB (+30.4%) and Constellation Energy Group (+48.5%) as well as our media holdings such as standouts Liberty Media-Capital (+32.3%), Liberty Global (+22.3%) and Cablevision Systems (+29.0%).

The U.S. equity small-cap allocation outperformed its benchmark over the period. During the fourth quarter of 2006, the market was led by the REITs and utilities sector, which negatively impacted Fund performance as the securities in these sectors generally do not meet our criteria for investment. Nevertheless, the first quarter of 2007 benefited from a strong fourth quarter 2006 earnings reports from most of the companies held by the Fund. Many of those stocks, particularly securities in economically sensitive sectors, had underperformed in the fourth quarter due to market fear of decelerating earnings. However, the fourth quarter's weakness in such economically-sensitive securities reversed itself in the first quarter of 2007. The Fund continued to remain invested in companies with greater consistency in earnings growth, high return-on-invested capital, and increasing free cash-flow generation. The Fund's largest positive influence came from strong stock selection in the energy and financials sectors. The Fund's energy securities outperformed those of the benchmark's sector by over 20%, which delivered over +100 bps of value relative to the Index. Sector returns in healthcare lagged those of the benchmark in the fourth quarter, which created the largest drag on Fund performance other than that of cash during the six-month period. However, similar to the turnaround experienced by energy and financials, our healthcare holdings improved substantially in the first quarter of 2007.

The international equity allocation within the Fund produced very strong returns for the six-month period ending March 31, 2007, coming in right with the MSCI EAFE Index at 14.85% for the same period. Additionally, the Fund benefited from the Tactical Asset Allocation Committee's decision to overweight international equities based on robust cash generation in the Fund's holdings, helped by global demand, low interest rates, resurgent growth in hitherto lagging economies (Japan and Europe) and a strong M&A environment taking advantage of equity valuations that look attractive compared to debt. Volatility, however, in commodity and stock prices remained a feature of the markets, largely based on concerns about liquidity. The booming economies of China and India have encouraged local authorities to raise both rates and reserve requirements in a bid to avoid inflation. In the G7 economies, several central banks have similarly raised rates. Mounting losses in the sub-prime mortgage markets in the US have raised concerns about contagion elsewhere in the banking system, at home and abroad. Tensions in the Middle East continued to dictate short-term price movements in oil and gas prices. Positive contributions came from holdings in energy, materials (mining stocks and chemicals), financials (real estate) and telecom services (in developing markets). Of particular note were CVRD (Brazil) and Potash Corp (Canada) in the materials sector and Mitsubishi Estates (Japan) and Capitaland (Singapore) in real estate. Some negative contribution came from holdings in IT and consumer stocks, notably Nidec Corp (Japan - hard disc drive motors) and Samsung Electronics (Korea).

The fixed income allocation within the Fund outperformed its benchmark for the six-month period. Fund performance was most positively impacted by the exposure to high yield and emerging market bonds. These sectors each returned in excess of 6% versus a benchmark return of 2.8%. Duration positioning also added to Fund performance, especially in February as rates fell in a flight to quality set off by a large drop in Chinese equities. U.S. interest rates moved up and down within a 50 basis point range, mostly reacting to investor expectations around the Federal Reserve rate policy, but finished the six-month period ending March 31, 2007 little changed. The yield curve steepened between 2-year (down 10 bps) and 10-year notes (up 1 bp) to a positive slope of 7 bps after being negative since August 2006. The Federal Reserve left its target for fed funds unchanged at 5.25%, and raised investor hopes for rate cuts when the Federal Open Market Committee (FOMC) omitted the reference to "additional firming" in its March 20/21 statement. The market's interpretation of Fed neutrality was quieted when Chairman Bernanke later, in testimony to Congress, emphasized the committees main concern is still inflation. Non-investment grade sectors outperformed during the period with high yield returning nearly 7% and emerging markets returning 6.3%. Asset-backed securities backed by sub-prime collateral (2.4%) lagged other sectors other than treasuries, which returned 2.2%.

GE Aggressive Allocation Fund                 Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period.
The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2006 - MARCH 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,085.40                        1.05
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.65                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 1, 2006 - MARCH 31, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED MARCH 31, 2007 WAS 8.54%.


See Notes to Financial Statements.

GE LifeStyle Funds                                     Portfolio Management Team
--------------------------------------------------------------------------------


The Asset Allocation Committee of the GE ALLOCATION FUNDS is co-led by Ralph R. Layman and Judith A. Studer. Mr. Layman is responsible for managing the Funds' strategic, or long-term asset allocations and Ms. Studer is responsible for managing the Funds' tactical, or short-term asset allocations. The strategic and tactical allocation processes of the underlying GE Funds and the targets and ranges for such strategic and tactical investments are managed collaboratively by the portfolio management team of Mr. Layman and Ms. Studer, with oversight by the Asset Allocation Committee and the Board of Trustees to ensure strict adherence to each Fund's objective.

PORTFOLIO MANAGER BIOGRAPHIES

The following sets forth biographical information for Mr. Layman and Mr. Studer. The portfolio managers may change from time to time. The Statement of Additional Information (SAI) provides the following additional information about each portfolio manager: (i) each portfolio manager's compensation; (ii) other accounts managed by each portfolio manager; and (iii) each portfolio manager's ownership of shares of each Fund, if any.

RALPH R. LAYMAN is a Director and Executive Vice President of GE Asset Management and President - International Equities at GE Asset Management. He manages the overall international equity investments for GE Asset Management and leads a team of portfolio managers for GE International Equity Fund, one of the underlying GE Funds, since the Fund's commencement. Mr. Layman has coled the Asset Allocation Committee responsible for determining the asset allocations of the GE ALLOCATION FUNDS and has been primarily responsible for the strategic allocations of the Funds since September 2003. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became an Executive Vice President in 1992.

JUDITH A. STUDER is a Director and Executive Vice President of GE Asset Management and President - Investment Strategies at GE Asset Management. She has served as a portfolio manager of the GE International Equity Fund since September 1997 and has led the team of portfolio managers for the GE Strategic Investment Fund since July 2004. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President - Domestic Equities in 1991, Senior Vice President - International Equities in 1995, and Executive Vice President - Investment Strategies in July 2006.

ABOUT THE BOARD OF TRUSTEES

The Board of Trustees of the GE Allocation Funds has overall responsibility for supervising and overseeing the management of the Funds. As with most mutual funds, the Board of Trustees has delegated responsibility for day-to-day operations of the Funds to the Investment Adviser. Still, the Board of Trustees is responsible for approving:

o proposed changes to the allocation ranges for investing in equity versus income underlying GE Funds;

o proposed additions or deletions to the mix of underlying GE Funds; and

o proposed changes to the allocation targets and ranges among the underlying GE Funds.

Financial Highlights
Selected data based on a share outstanding throughout the period indicated
--------------------------------------------------------------------------------

                                                                                      GE CONSERVATIVE
                                                                                         ALLOCATION
                                                                                            FUND

                                                                   3/31/07+   9/30/06    9/30/05  9/30/04    9/30/03  9/30/02(c)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                         --        --         --       --         --    12/31/98
Net asset value, beginning of period .......................       $  9.21   $  8.81    $  8.47  $  8.00    $  8.91    $10.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ......................................          0.20      0.31       0.27     0.18       0.26      0.53
Net realized and unrealized gains (losses)
   on investments ..........................................          0.33      0.36       0.37     0.44       0.54     (0.79)(b)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .............          0.53      0.67       0.64     0.62       0.80     (0.26)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................................          0.31      0.27       0.30     0.15       1.71      0.57
  Net realized gains .......................................            --        --         --       --         --      0.49
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................................          0.31      0.27       0.30     0.15       1.71      1.06
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............................       $  9.43    $ 9.21    $  8.81  $  8.47    $  8.00  $   8.91
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ...........................................         5.84%     7.77%      7.65%    7.83%     10.36%    (3.28)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .................        $1,970    $1,650     $1,607   $1,410     $1,104   $   970
  Ratios to average net assets: .
    Net investment income* .................................         4.43%     3.31%      3.17%    2.30%      2.56%     5.21%
    Net expenses (d)* ......................................         0.20%     0.20%      0.20%    0.20%      0.20%     0.20%
    Gross expenses (d)* ....................................         0.21%     0.22%      0.22%    0.21%      0.21%     0.24%
  Portfolio turnover rate ..................................            4%       30%        33%      22%        30%       29%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         GE MODERATE
                                                                                         ALLOCATION
                                                                                            FUND

                                                                    3/31/07+   9/30/06   9/30/05  9/30/04    9/30/03   9/30/02
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                          --        --        --        --        --    12/31/98
Net asset value, beginning of period .......................         $11.42    $10.65   $  9.83  $  9.06    $  8.30    $ 9.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ......................................           0.24      0.31      0.30     0.16       0.17      0.36
Net realized and unrealized gains (losses)
   on investments ..........................................           0.59      0.72      0.80     0.77       0.86     (1.05)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .............           0.83      1.03      1.10     0.93       1.03     (0.69)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................................           0.33      0.26      0.28     0.16       0.27      0.41
  Net realized gains .......................................            --        --        --       --         --       0.21
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................................           0.33      0.26      0.28     0.16       0.27      0.62
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............................         $11.92    $11.42    $10.65  $  9.83    $  9.06    $ 8.30
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ...........................................           7.33%     9.83%    11.32%   10.37%     12.72%    (8.05)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .................         $8,166    $7,614    $8,708   $8,087     $6,957    $6,442
  Ratios to average net assets: .
    Net investment income* .................................           3.95%     2.60%     2.89%    1.61%      1.91%     3.77%
    Net expenses (d)* ......................................           0.20%     0.20%     0.20%    0.20%      0.20%     0.20%
    Gross expenses (d)* ....................................           0.21%     0.21%     0.21%    0.21%      0.21%     0.21%
  Portfolio turnover rate ..................................              0%       16%       10%      11%        28%       23%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                        GE AGGRESSIVE
                                                                                         ALLOCATION
                                                                                            FUND

                                                                   3/31/07+    9/30/06   9/30/05   9/30/04   9/30/03    9/30/02
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                         --         --        --        --        --     12/31/98
Net asset value, beginning of period .......................       $ 12.22   $  11.19    $10.07   $  9.03   $  8.23    $  9.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ......................................          0.22       0.23      0.29      0.10      0.12       0.41
Net realized and unrealized gains (losses)
   on investments ..........................................          0.82       1.01      1.11      1.03      1.04      (1.40)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .............          1.04       1.24      1.40      1.13      1.16      (0.99)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................................          0.26       0.21      0.28      0.09      0.36       0.30
  Net realized gains .......................................           --         --        --        --        --         --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................................          0.26       0.21      0.28      0.09      0.36       0.30
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............................       $ 13.00   $  12.22    $11.19    $10.07   $  9.03    $  8.23
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ...........................................          8.54%     11.23%    14.08%    12.61%    14.47%    (10.98)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .................       $11,291    $10,257    $9,549    $8,113    $7,047     $6,471
  Ratios to average net assets: .
    Net investment income* .................................          3.45%      1.92%     2.69%     0.98%     1.25%      4.24%
    Net expenses (d)* ......................................          0.20%      0.20%     0.20%     0.20%     0.20%      0.20%
    Gross expenses (d)* ....................................          0.21%      0.21%     0.21%     0.21%     0.21%      0.21%
Portfolio turnover rate ....................................             0%        15%        2%        8%       21%        27%
-----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

(B) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(C) PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(D) EXPENSE RATIOS DON'T INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE 6).

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR

+   UNAUDITED


See Notes to Financial Statements.

12 & 13

Statement of Net Assets
--------------------------------------------------------------------------------


GE Conservative Allocation Fund
March 31, 2007 (unaudited)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                          NUMBER
                                                                                         OF SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.8%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ..................................................           20,295             $    569,065
GE Fixed Income Fund (Class Y) .................................................           81,367                  973,148
GE International Equity Fund (Class Y) .........................................           12,570                  271,651
GE Small-Cap Equity Fund (Class Y) .............................................            6,585                  104,767
GEI Short-Term Investment Fund .................................................           48,056                   48,056
------------------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($1,903,204) ...........................................................                                 1,966,687
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Other assets ...................................................................                                     9,101
Liabilities ....................................................................                                    (5,388)
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                     3,713
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS .....................................................................                                $1,970,400
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                 3,009,509
Undistributed net investment income ............................................                                    12,258
Accumulated net realized loss ..................................................                                (1,114,850)
Net unrealized appreciation on investments .....................................                                    63,483
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $1,970,400
------------------------------------------------------------------------------------------------------------------------------------

Shares outstanding (unlimited number of shares authorized) .....................                                   208,910
Net asset value, offering and redemption price per share .......................                                     $9.43


See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------


GE Moderate Allocation Fund
March 31, 2007 (unaudited)
--------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.0%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ..................................................          100,413               $2,815,572
GE Fixed Income Fund (Class Y) .................................................          218,851                2,617,462
GE International Equity Fund (Class Y) .........................................           80,612                1,742,020
GE Small-Cap Equity Fund (Class Y) .............................................           58,821                  935,839
GEI Short-Term Investment Fund .................................................           58,840                   58,840
------------------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($7,148,188) ...........................................................                                 8,169,733
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Other assets ...................................................................                                    17,327
Liabilities ....................................................................                                   (20,982)
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                    (3,655)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS .....................................................................                                $8,166,078
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                 8,263,043
Undistributed net investment income ............................................                                    31,494
Accumulated net realized loss ..................................................                                (1,150,004)
Net unrealized appreciation on investments .....................................                                 1,021,545
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $8,166,078
------------------------------------------------------------------------------------------------------------------------------------

Shares outstanding (unlimited number of shares authorized) .....................                                   685,113
Net asset value, offering and redemption price per share .......................                                    $11.92


See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------


GE Aggressive Allocation Fund
March 31, 2007 (unaudited)
--------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.0%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ..................................................          138,817             $  3,892,439
GE Fixed Income Fund (Class Y) .................................................          162,023                1,937,797
GE International Equity Fund (Class Y) .........................................          138,487                2,992,710
GE Small-Cap Equity Fund (Class Y) .............................................          142,692                2,270,221
GEI Short-Term Investment Fund .................................................          192,829                  192,829
------------------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($9,780,462) ...........................................................                                11,285,996
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Other assets ...................................................................                                    19,634
Liabilities ....................................................................                                   (14,583)
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                     5,051
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS .....................................................................                               $11,291,047
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                11,599,768
Undistributed net investment income ............................................                                    22,900
Accumulated net realized loss ..................................................                                (1,837,155)
Net unrealized appreciation on investments .....................................                                 1,505,534
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $11,291,047
------------------------------------------------------------------------------------------------------------------------------------

Shares outstanding (unlimited number of shares authorized) .....................                                   868,550
Net asset value, offering and redemption price per share .......................                                    $13.00


See Notes to Financial Statements.

Statements of Operations
--------------------------------------------------------------------------------
For the period ended March 31, 2007 (unaudited)

                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                             ALLOCATION               ALLOCATION              ALLOCATION
                                                                FUND                     FUND                    FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    INCOME:
    Dividend .............................................     $16,927                $  95,472                $143,777
    Interest .............................................      25,211                   70,168                  56,026
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL INCOME .......................................      42,138                  165,640                 199,803
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
       Advisory and administration fees ..................       1,817                    7,979                  10,941
       Transfer agent fees ...............................          67                       67                      66
       Trustees fees .....................................          36                      166                     220
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE REIMBURSEMENT ..................       1,920                    8,212                  11,227
------------------------------------------------------------------------------------------------------------------------------------
    Less: Expenses waived or borne
      by the adviser .....................................        (102)                    (232)                   (285)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses .......................................       1,818                    7,980                  10,942
------------------------------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME ..............................      40,320                  157,660                 188,861
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
       Realized gain on investments ......................      67,296                  367,289                 617,739
       Change in unrealized appreciation/(depreciation)
         on investments ..................................      (7,947)                  32,089                  78,557
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain
      on investments .....................................      59,349                  399,378                 696,296
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ....................................     $99,669                 $557,038                $885,157
------------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                     GE CONSERVATIVE                            GE MODERATE
                                                                        ALLOCATION                               ALLOCATION
                                                                           FUND                                     FUND
                                                           SIX MONTHS ENDED      YEAR             SIX MONTHS ENDED          YEAR
                                                               3/31/07           ENDED                3/31/07               ENDED
                                                             (UNAUDITED)        9/30/06             (UNAUDITED)            9/30/06
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
      Net investment income ............................   $     40,320      $     54,319          $   157,660           $  215,917
      Net realized gain on
         investments ...................................         67,296            62,267              367,289              265,506
      Net increase (decrease) in unrealized
         appreciation/(depreciation)
         on investments ................................         (7,947)              374               32,089              244,775
------------------------------------------------------------------------------------------------------------------------------------
      Net increase from operations .....................         99,669           116,960              557,038              726,198
------------------------------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ............................        (59,611)          (46,953)            (221,478)            (198,578)
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS ..............................        (59,611)          (46,953)            (221,478)            (198,578)
------------------------------------------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ..................         40,058            70,007              335,560              527,620
------------------------------------------------------------------------------------------------------------------------------------
      SHARE TRANSACTIONS:
      Proceeds from sale of shares .....................        320,042           406,138              319,407            1,253,345
      Value of distributions reinvested ................         59,610            46,953              221,477              198,578
      Cost of shares redeemed ..........................        (99,790)         (479,410)            (324,705)          (3,072,757)
------------------------------------------------------------------------------------------------------------------------------------
      Net Increase (decrease) from
         share transactions ............................        279,862           (26,319)             216,179           (1,620,834)
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN
         NET ASSETS ....................................        319,920            43,688              551,739           (1,093,214)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
      Beginning of period ..............................      1,650,480         1,606,792            7,614,339            8,707,553
------------------------------------------------------------------------------------------------------------------------------------
      End of period ....................................     $1,970,400        $1,650,480           $8,166,078           $7,614,339
------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT
  INCOME, END OF PERIOD ................................       $ 12,258          $ 31,549             $ 31,494             $ 95,312

CHANGES IN FUND SHARES
      Shares sold by subscription ......................         34,049            45,751               27,156              115,459
      Shares issued for
         distributions reinvested ......................          6,410             5,378               18,865               18,576
      Shares redeemed ..................................        (10,691)          (54,375)             (27,515)            (285,314)
      Net Increase (decrease) in
         fund shares ...................................         29,768            (3,246)              18,506             (151,279)
------------------------------------------------------------------------------------------------------------------------------------

                                                                          GE AGGRESSIVE
                                                                             ALLOCATION
                                                                                FUND
                                                               SIX MONTHS ENDED         YEAR
                                                                    3/31/07            ENDED
                                                                 (UNAUDITED)          9/30/06
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
      Net investment income ............................       $     188,861      $     187,405
      Net realized gain on
         investments ...................................             617,739            149,241
      Net increase (decrease) in unrealized
         appreciation/(depreciation)
         on investments ................................              78,557            651,657
---------------------------------------------------------------------------------------------------
      Net increase from operations .....................             885,157            988,303
---------------------------------------------------------------------------------------------------
      DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ............................            (220,439)          (169,636)
---------------------------------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS ..............................            (220,439)          (169,636)
---------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ..................             664,718            818,667
---------------------------------------------------------------------------------------------------
      SHARE TRANSACTIONS:
      Proceeds from sale of shares .....................             521,759          1,364,700
      Value of distributions reinvested ................             220,439            169,636
      Cost of shares redeemed ..........................            (373,021)        (1,645,121)
---------------------------------------------------------------------------------------------------
      Net Increase (decrease) from
         share transactions ............................             369,177           (110,785)
---------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN
         NET ASSETS ....................................           1,033,895            707,882
---------------------------------------------------------------------------------------------------

NET ASSETS
      Beginning of period ..............................          10,257,152          9,549,270
---------------------------------------------------------------------------------------------------
      End of period ....................................         $11,291,047        $10,257,152
---------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT
  INCOME, END OF PERIOD ................................          $   22,900         $   54,478

CHANGES IN FUND SHARES
      Shares sold by subscription ......................              40,844            116,174
      Shares issued for
         distributions reinvested ......................              17,235             14,933
      Shares redeemed ..................................             (29,197)          (144,839)
      Net Increase (decrease) in
         fund shares ...................................              28,882            (13,732)
---------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

Notes To Financial Statements                         March 31, 2007 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It currently comprises six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in fixed income funds.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in fixed income funds.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 21% in fixed income funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates. ermine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS Each of the Funds may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Notes To Financial Statements                         March 31, 2007 (unaudited)
--------------------------------------------------------------------------------


INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.


At March 31, 2007, information on the tax cost of investments is as follows:

                                                                                                                NET TAX
                                               COST OF             GROSS TAX             GROSS TAX           APPRECIATION/
                                             INVESTMENTS          UNREALIZED            UNREALIZED         (DEPRECIATION) ON
                                          FOR TAX PURPOSES       APPRECIATION          DEPRECIATION           INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund            $  1,924,702         $     81,402           $   (39,417)           $  41,985
GE Moderate Allocation Fund                   7,869,301            1,113,385              (812,953)             300,432
GE Aggressive Allocation Fund                10,501,216            1,564,794              (780,014)             784,780


As of March 31, 2007, the following Funds have capital loss carryovers as indicated at right. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended March 31, 2007, GE Conservative Allocation Fund, GE Moderate Allocation Fund and GE Aggressive Allocation Fund utilized capital loss carryovers in the amounts of $60,878; $85,498 and $124,898, respectively.


FUND                                  AMOUNTS       EXPIRES
----------------------------------------------------------------
GE Conservative Allocation Fund    $   88,935      9/30/10
                                    1,019,232      9/30/11
                                       50,646      9/30/12
                                        1,835      9/30/13

GE Moderate Allocation Fund           392,038      9/30/11
                                      404,142      9/30/12

GE Aggressive Allocation Fund         687,648      9/30/10
                                      588,067      9/30/11
                                      458,425      9/30/12


Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds have no losses incurred after October 31, 2005.

Notes To Financial Statements                         March 31, 2007 (unaudited)
--------------------------------------------------------------------------------


The tax composition of distributions paid during the year ended September 30, 2006, and September 30, 2005 were as follows:

                                 YEAR ENDED SEPTEMBER 30, 2006
                                 ------------------------------
                                  ORDINARY        LONG-TERM
                                   INCOME       CAPITAL GAINS
--------------------------------------------------------------------------------

GE Conservative Allocation Fund   $ 46,953          $ --
GE Moderate Allocation Fund        198,578            --
GE Aggressive Allocation Fund      169,636            --


                                 YEAR ENDED SEPTEMBER 30, 2005
                                 -----------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
--------------------------------------------------------------------------------

GE Conservative Allocation Fund  $  50,599          $ --
GE Moderate Allocation Fund        226,973            --
GE Aggressive Allocation Fund      228,178            --

On July 13, 2006, the FASB released FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 will require financial statements to be adjusted to reflect only those tax positions that are more likely that not to be sustained as of the adoption date. Adoption of FIN48 is required for fiscal years beginning after December 15, 2006 no later than June 29, 2007 and is applied to all open years as of the effective date. At this time, management is evaluating the implications of FIN48 and its impact on the financial statements has not yet been determined.

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There were no reclassifications for the period ended March 31, 2007.

INVESTMENT INCOME Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Interest income on the Statement of Operations includes interest income earned by the short-term investments of the Funds.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).


3.   FEES AND COMPENSATION
     AID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%. GEAM agreed to waive other operating expenses of each Fund (exclusive of advisory and administation fees). Had these expenses not been absorbed, the returns would have been lower. These agreements may be renewed or discontinued without notice in the future.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Compensation paid to unaffiliated Trustees is reflected on the Statement of

Notes To Financial Statements                         March 31, 2007 (unaudited)
--------------------------------------------------------------------------------


Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

OTHER For the period ended March 31, 2007, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.


4.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term investments, for the period ended March 31, 2007, were as follows:

                                    PURCHASES       SALES
--------------------------------------------------------------------------------
GE Conservative Allocation Fund     $375,307       $68,191

GE Moderate Allocation Fund          537,086        25,000

GE Aggressive Allocation Fund        926,740             --


5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company or a retirement plan sponsored by such entities ("GE Affiliates") at March 31, 2007 are:

                                                  5% OR GREATER SHAREHOLDERS
                                                  --------------------------
                                                                      % OF           % OF FUND HELD
                                                   NUMBER           FUND HELD       BY GE AFFILIATES*
--------------------------------------------------------------------------------------------------------
GE Conservative
  Allocation Fund                                    4                98%                   98%
GE Moderate
  Allocation Fund                                    3                94%                   94%
GE Aggressive
  Allocation Fund                                    2                95%                   95%

Investment activities of these shareholders could have a material impact on these Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

Notes To Financial Statements                         March 31, 2007 (unaudited)
--------------------------------------------------------------------------------


6.   OTHER INFORMATION

Due to concentrated investments in the GE U.S. Equity Fund, GE Fixed Income Fund, GE International Equity Fund, and GE Small-Cap Equity Fund, the following financial highlights disclosure will provide additional information relevant to the investments.


                                                                    GE U.S. EQUITY FUND CLASS Y
-----------------------------------------------------------------------------------------------------------------------------------
                                                3/31/07+       9/30/06        9/30/05      9/30/04        9/30/03        9/30/02
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --              --            --             --         11/29/93
Net asset value, beginning of period ........    $29.92        $28.62         $26.35       $24.14         $20.26         $24.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ..........      0.25          0.37           0.44         0.27           0.22           0.20
  Net realized and unrealized
   gains (losses) on investments ............      1.53          2.75           2.10         2.17           3.91          (4.49)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ....................      1.78          3.12           2.54         2.44           4.13          (4.29)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................      0.50          0.54           0.27         0.23           0.25           0.15
  Net realized gains ........................      3.16          1.28            --           --             --            0.24
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................      3.66          1.82           0.27         0.23           0.25           0.39
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD ............    $28.04        $29.92         $28.62       $26.35         $24.14         $20.26
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a) ............................     5.95%        11.40%          9.68%       10.13%         20.47%        (17.58%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....  $121,709      $115,005        $306,532    $346,807       $307,727       $243,957
  Ratios to average net assets:
  Net investment income (loss)* .............      1.68%         1.27%          1.56%        1.02%          0.97%          0.78%
  Net expenses* .............................      0.53%         0.54%          0.53%        0.53%          0.58%          0.62%
  Gross expenses* ...........................      0.53%         0.54%          0.53%        0.53%          0.58%          0.62%
  Portfolio turnover rate ...................        24%           46%            36%          29%            26%            41%
-----------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                         March 31, 2007 (unaudited)
--------------------------------------------------------------------------------

                                                                        GE Fixed Income Fund Class Y
------------------------------------------------------------------------------------------------------------------------------------
                                                 3/31/07+       9/30/06      9/30/05          9/30/04      9/30/03          9/30/02
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                        --            --           --               --           --           11/29/93
Net asset value, beginning of period ........      $11.89       $12.11       $12.55           $12.77       $12.75           $12.40
  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) .................        0.32         0.61         0.51             0.44         0.44             0.59
  Net realized and unrealized
   gains (losses) on investments ............        0.07        (0.21)       (0.22)           (0.04)        0.15             0.35
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
   INVESTMENT OPERATIONS ....................        0.39         0.40         0.29             0.40         0.59             0.94
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................        0.32         0.59         0.50             0.45         0.47             0.59
  Net realized gains ........................        --           0.03         0.23             0.17         0.10              --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................        0.32         0.62         0.73             0.62         0.57             0.59
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..............      $11.96       $11.89       $12.11           $12.55       $12.77           $12.75
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a) ............................        3.28%        3.48%        2.36%            3.24%        4.75%            7.81%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................     $15,505      $14,900      $87,216          $94,622     $110,539          $86,653
  Ratios to average net assets:
    Net investment income* ..................        5.41%        4.99%        4.10%            3.55%        3.45%            4.75%
    Net expenses* ...........................        0.56%        0.55%        0.55%            0.53%        0.53%            0.55%
    Gross expenses* .........................        0.58%        0.58%        0.56%            0.54%        0.53%            0.57%
  Portfolio turnover rate ...................         175%         337%         311%             363%         381%             308%
------------------------------------------------------------------------------------------------------------------------------------


                                                                     GE International Equity Fund Class Y
------------------------------------------------------------------------------------------------------------------------------------
                                                 3/31/07+       9/30/06      9/30/05          9/30/04      9/30/03          9/30/02
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                       --            --           --               --           --             3/2/94
Net asset value, beginning of period ........      $18.99       $16.01       $12.85           $10.68        $9.53           $12.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ..........        0.03         0.09         0.18             0.12         0.09             0.09
  Net realized and unrealized
   gains (losses) on investments ............        2.82         3.06         3.09             2.14         1.16            (2.46)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ....................        2.85         3.15         3.27             2.26         1.25            (2.37)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................        0.21         0.17         0.11             0.09         0.10             0.12
  Net realized gains ........................        0.02         --            --               --           --                --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................        0.23         0.17         0.11             0.09         0.10             0.12
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..............      $21.61       $18.99       $16.01           $12.85       $10.68            $9.53
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a) ............................       15.04%       19.83%       25.58%           21.22%       13.19%          (20.05%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................      $8,982       $7,679      $69,794          $46,942      $37,413          $24,997
  Ratios to average net assets:
    Net investment income (loss)* ...........        0.26%        0.51%        1.26%            0.95%        0.91%            0.75%
    Net expenses* ...........................        1.24%        1.17%        1.17%            1.33%        1.25%            1.10%
    Gross expenses* .........................        1.24%        1.17%        1.17%            1.33%        1.26%            1.14%
  Portfolio turnover rate ...................          18%          39%          66%              31%          68%              53%
------------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                         March 31, 2007 (unaudited)
--------------------------------------------------------------------------------

                                                                        GE Small-Cap Equity Fund Class Y
------------------------------------------------------------------------------------------------------------------------------------
                                              3/31/07+        9/30/06           9/30/05         9/30/04        9/30/03     9/30/02
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --             --                --              --             --       9/30/98
Net asset value, beginning of period ........   $16.44        $15.99            $15.07          $12.81         $11.59      $13.85
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ..........     0.03          0.02              0.08           (0.02)          0.02        0.03
  Net realized and unrealized
    gains (losses) on investments ...........     1.70          1.04              2.94            2.28           1.20       (0.12)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS                          1.73          1.06              3.02            2.26           1.22       (0.09)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................     --            0.08               --              --             --         0.09
  Net realized gains ........................     2.26          0.53              2.10             --             --         2.08
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................     2.26          0.61              2.10             --             --         2.17
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..............   $15.91        $16.44            $15.99          $15.07         $12.81      $11.59
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a) ............................    11.08%         6.85%            21.22%          17.64%         10.53%      (2.71%)
------------------------------------------------------------------------------------------------------------------------------------

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..   $8,495       $11,990           $24,385         $23,144        $19,715      $8,759
  Ratios to average net assets:
    Net investment income (loss)* ...........     0.32%         0.10%             0.54%          (0.12%)         0.18%       0.22%
    Net expenses* ...........................     0.98%         0.95%             0.96%           0.99%          1.01%       0.90%
    Gross expenses* .........................     0.98%         0.95%             0.96%           1.00%          1.01%       0.94%
  Portfolio turnover rate ...................       29%           38%               34%             93%           122%        138%
------------------------------------------------------------------------------------------------------------------------------------


NOTES TO OTHER INFORMATION
---------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(B) NET INVESTMENT INCOME PER SHARE IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR

+   UNAUDITED.

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------


The Fund Board, including the independent Board members, considered and unanimously approved the continuance of the Funds' investment advisory agreements with GE Asset Management Incorporated ("GEAM") at meetings held on December 6 and December 14, 2006.

In considering whether to approve the Funds' investment advisory agreements, the Board members, including the independent members, considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). Before approving the Funds' investment advisory agreements, the Board members reviewed the proposed continuance of the agreements with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuances. The independent Board members discussed the proposed continuances in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to each Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal and compliance departments and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning the investment process.

In reaching their determinations relating to continuance of the Funds' investment advisory agreements, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member attributed different weights to the various factors. The Board members evaluated this information, and all other information available to them, for each Fund on a fund-by-fund basis, and their determinations were made separately in respect of each Fund. In particular, the Board members focused on the following with respect to each Fund:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board members reviewed the services provided by GEAM to the Funds, which were understood to be in addition to, and not duplicative of, the services provided by GEAM to the underlying GE Funds in which the Funds invest. Based on this review, the Board members, including the independent members, concurred that GEAM provides high quality advisory and administrative services to the Funds.

In connection with their consideration of GEAM's services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for asset allocation, selecting investments, selecting brokers and with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience involving the types of Funds they oversee;
(iv) access to significant technological resources from which the Funds may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM, and that GEAM has expended significant sums to enhance services, including improvements to its information technology capabilities. The Board members noted that each Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In particular, the Board members discussed that the Funds benefit from a large staff of research analysts employed by GEAM. In light of the foregoing, the Board members, including the independent members, concluded that the services provided by GEAM were of a high quality and had benefited the Funds.

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------


INVESTMENT PERFORMANCE OF THE FUNDS

The Board members considered the investment performance of the Funds for various periods. The Board members reviewed detailed comparisons of the performance of the Funds with the relevant securities indexes and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the relevant Fund's investment objective, the investment strategy employed and, in some instances, relative underperformance in certain periods in light of GEAM's commitment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board members, including the independent members, concluded that the Funds' performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE
REALIZED FROM THE RELATIONSHIP WITH THE FUNDS

The Board members considered the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability from the fees and services it provides to the Funds and the financial condition of GEAM for various past periods. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for each Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable and consistent across its business. The Board members also noted the Funds' unitary fee structure and that various operating expenses paid by GEAM affect its profitability.

The Board members noted and discussed the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Funds. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the absence of profitability achieved by GEAM from its relationship with the Funds should not preclude a renewal of the advisory agreements, because GEAM remains committed to providing services of the same type and quality as it does for the other funds it manages.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED
AS THE FUNDS GROW AND WHETHER FEE LEVELS WOULD REFLECT
SUCH ECONOMIES OF SCALE

The Board members considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. GEAM asserted, and the Board members agreed, that because GEAM generally charged comparatively lower fees to the Funds since inception (and absorbed or subsidized Fund expenses in many cases), GEAM is already sharing the low-fee benefits of larger asset sizes compared to having charged higher fees on lower asset levels for the Funds when newer. The Board members agreed with GEAM's assertion that, due to the unitary nature of GEAM's fee structure, which includes most of the operating expense of the Funds, GEAM is sharing benefits it derives from larger asset sizes, because it is not passing along these operating expenses that are typically borne by mutual funds. The Board members also considered the substantial infrastructure investments GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Funds of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, lower Fund fees and subsidies of Fund operating expenses, and that, in general, GEAM has not yet fully recouped that investment. The Board members also considered the potential institution of advisory fee breakpoints for the Funds, but concluded that GEAM had already appropriately shared the economies of scale.

COMPARISON OF SERVICES TO BE RENDERED AND
FEES TO BE PAID

The Board members discussed the services provided to the Funds by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Funds, and comparative information with respect to similar products. They discussed that GEAM's figures were within the applicable peer group ranges and were mostly at or below the applicable peer group averages. The Board members considered that the comparative data provided

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------


by Lipper showed no material difference from last year in the fees being charged as compared to those being charged by other advisers to similar investment products, as determined by Lipper. In addition, the Board members considered their discussion with representatives of GEAM about the fees being charged by GEAM to the Funds and, where applicable, the effect, if any, of the Securities and Exchange Commission staff's interpretive guidance concerning soft dollars. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Funds.

FALL-OUT BENEFITS

The Board members considered other actual and potential financial benefits to GEAM, including, to the extent applicable, soft dollar commission benefits generated through underlying GE Fund portfolio transactions. The Board members noted, however, that the Funds benefit from the vast array of resources available through GEAM, and that each Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee rates and projected total expense ratios are reasonable in relation to the services provided to the Funds. In view of these facts, the Board members, including the independent members, concluded that the renewal of each advisory agreement was in the best interests of the Funds and their shareholders.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    57

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds at GE Asset Management since March 2007; Executive Vice President - GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University and Elfun Foundation; Treasurer, GE Foundation; Director - GE Asset Management (Ireland) Limited, since February 1999.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    60

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Executive Vice President,
General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE     48

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee and Executive Vice President of GE
Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    46

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - Vice President - two years; Secretary - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE Institutional Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   41

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - two years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

Additional Information  (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   60

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   59

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Vice President and Treasurer of
Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE    Trustee of GE Funds since 1993 and
GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   70

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

--------------------
THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND OFFICERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


  PORTFOLIO MANAGERS
  GE LIFESTYLE FUNDS
  Ralph R. Layman
  Judith A. Studer

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS

  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Jeffrey Schwartz
  Dennison Veru -
     Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by:

  Christopher D. Brown
  Stephen V. Gelhaus
  Paul C. Reinhardt
  George A. Bicher

  GE FIXED INCOME FUND
  Team led by Paul M. Colonna


  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Scott H. Rhodes

  ASSISTANT TREASURER
  Christopher M. Isaacs

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  CUSTODIAN
  State Street Bank & Trust Company


  OFFICERS OF THE INVESTMENT ADVISER

  Ronald R. Pressman, CHIEF EXECUTIVE OFFICER
  (EFFECTIVE AS OF JULY 1, 2006)

  David B. Carlson, EVP, PRESIDENT - DOMESTIC EQUITIES

  Paul M. Colonna, SVP, PRESIDENT - FIXED INCOME

  Michael J. Cosgrove, EVP, PRESIDENT AND
  CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS

  Kathryn D. Karlic, EVP, PRESIDENT - SALES AND MARKETING

  Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES

  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY

  Judith M. Studer, EVP, PRESIDENT - STRATEGIC INVESTMENTS

  Donald W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS
  AND REAL ESTATE

  John J. Walker, EVP, CHIEF FINANCIAL OFFICER


32

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33

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34

ITEM 2. CODE OF ETHICS.

		Applicable only to an annual filing.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

		Applicable only to an annual filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

		Applicable only to an annual filing.

ITEM 5. Audit Committee of Listed Registrants

         Applicable only to Closed-End Management Investment Companies.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.


ITEM 9. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.



                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE LIFESTYLE FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  June 04, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  June 04, 2007

By:   /S/SCOTT RHODES
      Scott Rhodes
      TREASURER, GE LIFESTYLE FUNDS

Date:  June 04, 2007

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.